Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	SBL FUND
Central Index Key	dei_EntityCentralIndexKey	0000217087
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011

SERIES A (Prospectus Summary) | SERIES A
Series A (Large Cap Core Series)
Investment Objective -
Series A seeks long-term growth of capital.

Fees and Expenses of the Series -
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SERIES A A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SERIES A A
Management fees	0.75%
Other expenses	0.17%
Total annual fund operating expenses	0.92%

Example.
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods
indicated and reflects expenses   whether or not you redeem your shares at the
end of those periods. The Example also assumes that your investment   has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES A A	94	293	509	1,131

Portfolio Turnover.
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies -
Series A pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a widely-diversified portfolio of equity securities, which may include common stocks, rights, options, warrants, American Depositary
Receipts ("ADRs") and convertible securities, of companies, that, when purchased, have market capitalizations that are  $5 billion or greater. The
Fund's index is the S&P 500 Index, which is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all
U.S. common stocks.

Series A pursues its objective by investing, under normal market conditions, at
least 80% of its net assets (plus   borrowings for investment purposes) in a
widely-diversified portfolio of equity securities, which may include common stocks, rights, options, warrants, American Depositary Receipts ("ADRs") and convertible securities, of companies that, when purchased, have market capitalizations that are usually within the range of companies in the S&P 500
Index. Although a universal definition of large market capitalization companies does not exist, for purposes of this Series, the Series generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P 500 Index, which is an unmanaged index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.

The Series pursues its objective by investing, under normal market conditions, approximately 50% of its total assets according to a Large Cap Growth strategy managed by Security Investors, LLC (the "Investment Manager") and approximately
50% of its total assets to a Large Cap Value strategy also managed by the
Investment Manager.

The Investment Manager manages its allocation of the Series' assets according to each respective strategy, and the trading decisions with respect to each strategy are made independently. In order to maintain the target allocations between the two strategies, all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) will be divided between the two strategies, as appropriate. The Investment Manager will rebalance the allocation to the Series' strategies promptly to the extent the percentage of the Series' assets allocated to either strategy equals or exceeds
60% of the Series' total assets.

The Investment Manager in its discretion may make adjustments if either of the strategies becomes over- or under-weighted as a result of market appreciation or depreciation. Accordingly, the performance of the Series could differ from the performance of each strategy if either had been maintained as a separate portfolio. As a consequence of the Investment Manager's efforts to maintain assets between the two strategies at the targeted percentages, the Investment
Manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to the strategy that is below its targeted percentage or (2) selling securities in the strategy that exceeds its targeted percentage with proceeds being reallocated to the strategy that is below its targeted percentage. To the extent that the sales of securities as part of these reallocations result in higher portfolio turnover, this active trading may increase the costs the Series incurs. In choosing equity securities, the Investment Manager uses a blended approach, investing in growth stocks and value stocks, and may, to the extent consistent with the Series' investment policies, invest in a limited number of industries or industry sectors, including the technology sector. Growth-oriented stocks are stocks of established companies that typically have a record of consistent earnings growth. The Investment Manager typically chooses growth-oriented companies through a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, and a quantitative fundamental bottom-up approach. The Investment Manager will also invest in value-oriented stocks. Value-oriented companies appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of qualitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC
(Return on Invested Capital) over time. The Series typically sells a security when the reasons for buying it no longer apply, when the company begins to show deteriorating fundamentals or poor relative performance, or falls short of the
Investment Manager's expectations.

The Series may also invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the
Series' portfolio, to maintain exposure to the equity markets, or to increase returns.

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity.

The Series may, from time to time, invest a portion of its assets in technology stocks.

Although the Series primarily invests in securities issued by domestic companies, there is no limit in the amount that the Series may invest in securities issued by foreign companies.

Under adverse market conditions, the Series can make temporary defensive investments and may not be able to pursue its objective.

Principal Risks -
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying
investments or the Series' other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. A Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market or that their prices may go down. While a Series' investments in value stocks may limit downside risk over time, a Series may, as a trade-off, produce more modest gains than riskier stock funds.

Performance Information -
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return
3Q 2009         16.91%

Lowest Quarter Return
4Q 2008         -21.97%

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns SERIES A	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series A	16.37%	0.31%	(0.67%)
S&P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
SERIES A (Prospectus Summary) | SERIES A
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Series A (Large Cap Core Series)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Series A seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Series -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 111% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods
indicated and reflects expenses   whether or not you redeem your shares at the
end of those periods. The Example also assumes that your investment   has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Series A pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a widely-diversified portfolio of equity securities, which may include common stocks, rights, options, warrants, American Depositary
Receipts ("ADRs") and convertible securities, of companies, that, when purchased, have market capitalizations that are  $5 billion or greater. The
Fund's index is the S&P 500 Index, which is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all
U.S. common stocks.

Series A pursues its objective by investing, under normal market conditions, at
least 80% of its net assets (plus   borrowings for investment purposes) in a
widely-diversified portfolio of equity securities, which may include common stocks, rights, options, warrants, American Depositary Receipts ("ADRs") and convertible securities, of companies that, when purchased, have market capitalizations that are usually within the range of companies in the S&P 500
Index. Although a universal definition of large market capitalization companies does not exist, for purposes of this Series, the Series generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P 500 Index, which is an unmanaged index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.

The Series pursues its objective by investing, under normal market conditions, approximately 50% of its total assets according to a Large Cap Growth strategy managed by Security Investors, LLC (the "Investment Manager") and approximately
50% of its total assets to a Large Cap Value strategy also managed by the
Investment Manager.

The Investment Manager manages its allocation of the Series' assets according to each respective strategy, and the trading decisions with respect to each strategy are made independently. In order to maintain the target allocations between the two strategies, all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) will be divided between the two strategies, as appropriate. The Investment Manager will rebalance the allocation to the Series' strategies promptly to the extent the percentage of the Series' assets allocated to either strategy equals or exceeds
60% of the Series' total assets.

The Investment Manager in its discretion may make adjustments if either of the strategies becomes over- or under-weighted as a result of market appreciation or depreciation. Accordingly, the performance of the Series could differ from the performance of each strategy if either had been maintained as a separate portfolio. As a consequence of the Investment Manager's efforts to maintain assets between the two strategies at the targeted percentages, the Investment
Manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to the strategy that is below its targeted percentage or (2) selling securities in the strategy that exceeds its targeted percentage with proceeds being reallocated to the strategy that is below its targeted percentage. To the extent that the sales of securities as part of these reallocations result in higher portfolio turnover, this active trading may increase the costs the Series incurs. In choosing equity securities, the Investment Manager uses a blended approach, investing in growth stocks and value stocks, and may, to the extent consistent with the Series' investment policies, invest in a limited number of industries or industry sectors, including the technology sector. Growth-oriented stocks are stocks of established companies that typically have a record of consistent earnings growth. The Investment Manager typically chooses growth-oriented companies through a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, and a quantitative fundamental bottom-up approach. The Investment Manager will also invest in value-oriented stocks. Value-oriented companies appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of qualitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC
(Return on Invested Capital) over time. The Series typically sells a security when the reasons for buying it no longer apply, when the company begins to show deteriorating fundamentals or poor relative performance, or falls short of the
Investment Manager's expectations.

The Series may also invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the
Series' portfolio, to maintain exposure to the equity markets, or to increase returns.

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity.

The Series may, from time to time, invest a portion of its assets in technology stocks.

Although the Series primarily invests in securities issued by domestic companies, there is no limit in the amount that the Series may invest in securities issued by foreign companies.

Under adverse market conditions, the Series can make temporary defensive investments and may not be able to pursue its objective.

Risk, Heading	rr_RiskHeading	Principal Risks -
Risk, Narrative	rr_RiskNarrativeTextBlock
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying
investments or the Series' other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. A Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market or that their prices may go down. While a Series' investments in value stocks may limit downside risk over time, a Series may, as a trade-off, produce more modest gains than riskier stock funds.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return
3Q 2009         16.91%

Lowest Quarter Return
4Q 2008         -21.97%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
SERIES A (Prospectus Summary) | SERIES A | A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.97%)
SERIES A | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
SERIES A | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Annual Return 2001	rr_AnnualReturn2001	(11.40%)
Annual Return 2002	rr_AnnualReturn2002	(24.10%)
Annual Return 2003	rr_AnnualReturn2003	21.70%
Annual Return 2004	rr_AnnualReturn2004	7.80%
Annual Return 2005	rr_AnnualReturn2005	4.30%
Annual Return 2006	rr_AnnualReturn2006	12.90%
Annual Return 2007	rr_AnnualReturn2007	(4.90%)
Annual Return 2008	rr_AnnualReturn2008	(37.40%)
Annual Return 2009	rr_AnnualReturn2009	29.80%
Annual Return 2010	rr_AnnualReturn2010	16.40%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.67%)

SERIES B (Prospectus Summary) | SERIES B
Series B (Large Cap Value Series)
Investment Objective -
Series B seeks long-term growth of capital.

Fees and Expenses of the Series -
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SERIES B A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SERIES B A
Management fees	0.65%
Other expenses	0.15%
Total annual fund operating expenses	0.80%

Example.
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES B A	82	255	444	990

Portfolio Turnover.
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies -
Series B pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in equity securities, which include common stocks, preferred stocks, rights, options, warrants, convertible debt securities of both U.S. and U.S. dollar-denominated foreign issuers, and American
Depositary Receipts ("ADRs"), of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell
1000 Value Index. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Series generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the
Russell 1000 Value Index, which is an unmanaged index measuring the performance of the large cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower expected growth values.

In choosing securities, Security Investors, LLC (the "Investment Manager")
primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax
ROIC (Return on Invested Capital) over time. The Series may, consistent with its status as a non-diversified mutual fund, focus its investments in a limited number of issuers.

The Series may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities. These instruments are used to hedge the Series' portfolio, to maintain exposure to the equity markets, or to increase returns.

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds ("ETFs") and other mutual funds. The Series may use these investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity markets, while maintaining liquidity.

The Series typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment
Manager's expectations, among other reasons. Under adverse market conditions, the Series can make temporary defensive investments and may not be able to pursue its objective.

Principal Risks -
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Series' other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. The
Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Non-diversification Risk. The Series is considered non-diversified because it invests a large portion of its assets in a small number of issuers. As a result, the Series is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Value Stocks Risk. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market or that their prices may go down. While a Series' investments in value stocks may limit downside risk over time, a Series may, as a trade-off, produce more modest gains than riskier stock funds.

Performance Information -
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return
2Q 2009         18.03%

Lowest Quarter Return
4Q 2008         -23.33%

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns SERIES B	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series B	16.17%	3.57%	3.02%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)	15.51%	1.28%	3.26%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
SERIES B (Prospectus Summary) | SERIES B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Series B (Large Cap Value Series)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Series B seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Series -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Series B pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in equity securities, which include common stocks, preferred stocks, rights, options, warrants, convertible debt securities of both U.S. and U.S. dollar-denominated foreign issuers, and American
Depositary Receipts ("ADRs"), of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell
1000 Value Index. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Series generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the
Russell 1000 Value Index, which is an unmanaged index measuring the performance of the large cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower expected growth values.

In choosing securities, Security Investors, LLC (the "Investment Manager")
primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax
ROIC (Return on Invested Capital) over time. The Series may, consistent with its status as a non-diversified mutual fund, focus its investments in a limited number of issuers.

The Series may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities. These instruments are used to hedge the Series' portfolio, to maintain exposure to the equity markets, or to increase returns.

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds ("ETFs") and other mutual funds. The Series may use these investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity markets, while maintaining liquidity.

The Series typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment
Manager's expectations, among other reasons. Under adverse market conditions, the Series can make temporary defensive investments and may not be able to pursue its objective.

Risk, Heading	rr_RiskHeading	Principal Risks -
Risk, Narrative	rr_RiskNarrativeTextBlock
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Series' other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. The
Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Non-diversification Risk. The Series is considered non-diversified because it invests a large portion of its assets in a small number of issuers. As a result, the Series is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Value Stocks Risk. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market or that their prices may go down. While a Series' investments in value stocks may limit downside risk over time, a Series may, as a trade-off, produce more modest gains than riskier stock funds.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Series is considered non-diversified because it invests a large portion of its assets in a small number of issuers. As a result, the Series is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return
2Q 2009         18.03%

Lowest Quarter Return
4Q 2008         -23.33%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
SERIES B (Prospectus Summary) | SERIES B | A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.33%)
SERIES B | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
SERIES B | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	990
Annual Return 2001	rr_AnnualReturn2001	(5.60%)
Annual Return 2002	rr_AnnualReturn2002	(24.10%)
Annual Return 2003	rr_AnnualReturn2003	28.80%
Annual Return 2004	rr_AnnualReturn2004	10.80%
Annual Return 2005	rr_AnnualReturn2005	10.50%
Annual Return 2006	rr_AnnualReturn2006	22.00%
Annual Return 2007	rr_AnnualReturn2007	5.80%
Annual Return 2008	rr_AnnualReturn2008	(37.20%)
Annual Return 2009	rr_AnnualReturn2009	26.50%
Annual Return 2010	rr_AnnualReturn2010	16.20%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.02%

SERIES C (Prospectus Summary) | SERIES C
Series C (Money Market Series)
Investment Objective -
Series C seeks as high a level of current income as is
consistent with preservation of capital by investing in money market securities with varying maturities.

Fees and Expenses of the Series -
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SERIES C A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SERIES C A
Management fees	0.50%
Other expenses	0.20%
Total annual fund operating expenses	0.70%

Example.
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES C A	72	224	390	871

Principal Investment Strategies -
Series C pursues its objective by investing in
a diversified and liquid portfolio of high-quality money market instruments, which may include restricted securities as discussed under "Principal Risks."
Generally, the Series is required to invest its assets in the securities of issuers with the highest short-term credit rating, and it may not invest more than 3% of its assets in securities with the second-highest short-term credit rating. The Series is not designed to maintain a constant net asset value of
 $1.00 per share and it may not maintain a positive yield, and it is possible to lose money by investing in the Series. The Series is subject to certain portfolio quality requirements and portfolio maturity, diversification and liquidity requirements under the federal securities laws, including the following:

0 Maintain a dollar-weighted average portfolio maturity of 60 calendar days or less and a dollar-weighted average life to maturity of 120 calendar days or less

0 Invest only in high-quality, dollar-denominated, short-term obligations

A money market instrument is a short-term debt instrument issued by banks or other U.S. corporations, or the U.S. government or state or local governments.
Money market instruments have limited maturity dates and may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, commercial paper, asset-backed commercial paper and repurchase agreements.

Security Investors, LLC (the "Investment Manager") attempts to increase return and manage risk by (1) selecting securities that mature at regular intervals over the life of the portfolio; (2) purchasing only instruments that have received a rating from the requisite NRSRO's in one of the two highest short-term categories or an unrated security that is of comparable quality; and
(3) constantly evaluating alternative investment opportunities for diversification without additional risk.

Principal Risks -
An investment in the Series is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other governmental agency. It is possible to lose money by investing in the
Series. The principal risks of investing in the Series are listed below.

Credit Risk. The Series could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Interest Rate Risk. Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Series' securities and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Liquidity Risk. Although the Series primarily invests in a diversified portfolio of high quality instruments of governmental and private issuers, the Series'
investments may become less liquid as a result of market developments or adverse investor perception.

Prepayment Risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Regulatory Risk. Regulations of money market funds are evolving. New regulations may affect negatively the Series' performance, yield and cost.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Performance Information -
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing the Series' average annual returns for one, five, and ten years . As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return
3Q 2000         1.62%

Lowest Quarter Return
4Q 2010        -0.15%

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SERIES C A	Series C	(0.44%)	2.06%	1.92%

The Series' seven-day yield for the period ended December 31, 2010 was -0.53%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
SERIES C (Prospectus Summary) | SERIES C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Series C (Money Market Series)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Series C seeks as high a level of current income as is
consistent with preservation of capital by investing in money market securities with varying maturities.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Series -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Series C pursues its objective by investing in
a diversified and liquid portfolio of high-quality money market instruments, which may include restricted securities as discussed under "Principal Risks."
Generally, the Series is required to invest its assets in the securities of issuers with the highest short-term credit rating, and it may not invest more than 3% of its assets in securities with the second-highest short-term credit rating. The Series is not designed to maintain a constant net asset value of
 $1.00 per share and it may not maintain a positive yield, and it is possible to lose money by investing in the Series. The Series is subject to certain portfolio quality requirements and portfolio maturity, diversification and liquidity requirements under the federal securities laws, including the following:

0 Maintain a dollar-weighted average portfolio maturity of 60 calendar days or less and a dollar-weighted average life to maturity of 120 calendar days or less

0 Invest only in high-quality, dollar-denominated, short-term obligations

A money market instrument is a short-term debt instrument issued by banks or other U.S. corporations, or the U.S. government or state or local governments.
Money market instruments have limited maturity dates and may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, commercial paper, asset-backed commercial paper and repurchase agreements.

Security Investors, LLC (the "Investment Manager") attempts to increase return and manage risk by (1) selecting securities that mature at regular intervals over the life of the portfolio; (2) purchasing only instruments that have received a rating from the requisite NRSRO's in one of the two highest short-term categories or an unrated security that is of comparable quality; and
(3) constantly evaluating alternative investment opportunities for diversification without additional risk.

Risk, Heading	rr_RiskHeading	Principal Risks -
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Series is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other governmental agency. It is possible to lose money by investing in the
Series. The principal risks of investing in the Series are listed below.

Credit Risk. The Series could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Interest Rate Risk. Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Series' securities and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Liquidity Risk. Although the Series primarily invests in a diversified portfolio of high quality instruments of governmental and private issuers, the Series'
investments may become less liquid as a result of market developments or adverse investor perception.

Prepayment Risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Regulatory Risk. Regulations of money market funds are evolving. New regulations may affect negatively the Series' performance, yield and cost.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	It is possible to lose money by investing in the Series.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Series is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing the Series' average annual returns for one, five, and ten years . As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing the Series' average annual returns for one, five, and ten years .
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return
3Q 2000         1.62%

Lowest Quarter Return
4Q 2010        -0.15%

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The Series' seven-day yield for the period ended December 31, 2010 was -0.53%

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Money Market, Seven Day Yield, Caption	rr_MoneyMarketSevenDayYieldCaption	The Series' seven-day yield for the period ended December 31, 2010
SERIES C (Prospectus Summary) | SERIES C | A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2000
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.15%)
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	(0.53%)
SERIES C | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	871
Annual Return 2001	rr_AnnualReturn2001	3.80%
Annual Return 2002	rr_AnnualReturn2002	1.20%
Annual Return 2003	rr_AnnualReturn2003	0.60%
Annual Return 2004	rr_AnnualReturn2004	0.70%
Annual Return 2005	rr_AnnualReturn2005	2.70%
Annual Return 2006	rr_AnnualReturn2006	4.40%
Annual Return 2007	rr_AnnualReturn2007	4.70%
Annual Return 2008	rr_AnnualReturn2008	2.10%
Annual Return 2009	rr_AnnualReturn2009	(0.40%)
Annual Return 2010	rr_AnnualReturn2010	(0.40%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.44%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.92%

SERIES D (Prospectus Summary) | SERIES D
Series D (MSCI EAFE Equal Weight Series) (formerly Series D (Global Series) )
Investment Objective -
Series D (MSCI EAFE Equal Weight Series) (the "Series")
seeks performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index (the "Underlying
Index").

Fees and Expenses of the Series -
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SERIES D A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses	SERIES D A
Management fees	0.70%
Other expenses	0.35%
Acquired fund fees and expenses	0.01%
Total annual fund operating expenses	1.06%

Example.
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES D A	108	337	585	1,294

Portfolio Turnover.
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 283% of the average value of its portfolio.

Principal Investment Strategies -
The Series uses a passive management strategy,
known as "representative sampling," to track the performance of the Underlying
Index. "Representative sampling" refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, primarily consisting of American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs"), that have an investment profile similar to the Underlying Index and some, but not all, of the component securities of the
Underlying Index. This technique involves the use of risk management and quantitative stock picking strategies. Under normal circumstances, the Series will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Series may hold up to 20% of its assets in securities not included in or representative of the Underlying Index. The Investment Manager expects that, over time, if the
Series has sufficient   assets, the correlation between the Series' performance,
before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. However, fees and expenses incurred by the Series as well as the size and frequency of cash flows into and out of the Series as well as other factors will cause differences in performance, usually making it harder for the Series to correlate to the
Underlying Index. The Series may invest in a variety of investment vehicles, such as exchange traded funds ("ETFs") and other mutual funds. The Series may use these investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. The Series may also invest in futures contracts in order to maintain exposure to the securities and currency markets at times when it is not able to purchase the corresponding securities and currencies or it believes that it is more appropriate to use futures.

The MSCI EAFE Equal Weighted Index is an unmanaged equal-weighted version of the
MSCI EAFE Index, which means that each security included in the index has the same weight on each rebalancing date and then fluctuates based on the performance of the security until weights are reset equally on the next rebalancing date. The MSCI EAFE Equal Weighted Index is generally rebalanced quarterly. The Series' investments will be weighted and rebalanced in accordance with the MSCI EAFE Equal Weighted Index. The MSCI EAFE Index (Europe,
Australasia, Far East) is an index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of March 31,
2011 , the MSCI EAFE Index consisted of separate sub-indices representing the following 22 developed market countries: Australia, Austria, Belgium, Denmark,
Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom, with capitalizations ranging from  $875.8 million to  $21.2 billion as of March 31, 2011 . Both Indices are denominated in
U.S. Dollars.

Principal Risks -
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Capitalization Securities Risk. The Series' Underlying Index may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large-, mid- or small-cap securities. As a result, the Series may be subject to the risk that the pre-dominate capitalization range represented in the Underlying Index may underperform other segments of the equity market or the equity market as a whole. In addition, in comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.

Currency Risk. The Series' indirect and direct exposure to foreign currencies subjects the Series to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Series. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad. While the Series may engage in currency hedging transactions, it generally does not intend to do
so.

Depositary Receipt Risk. The Series may hold the securities of non-U.S.
companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Series' portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Series' portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. The
Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

The Fund may also invest in futures contracts in order to maintain exposure to the securities and currency markets at times when it is not able to purchase the corresponding securities and currencies or it believes that it is more appropriate to use futures.

Geographic Focus Risk. To the extent that the Series' investments are focused on a single country or a specific region, the Series is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks (including defense concerns), among others, compared with a more geographically diversified series. The economies and financial markets of certain regions, such as Asia or Eastern Europe, can be interdependent and may be adversely affected by the same events.

Australasia and Asia. Certain Australasian or Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, reliance on exports and economic cycles. Economic events in any one country can have a significant economic effect on the entire region as well as on major trading partners.

Europe. The European economy is diverse and includes both large, competitive economies and smaller, struggling economies. As a whole, the European Union is the wealthiest and largest economy in the world. The Economic and Monetary Union of the European Union (the "EU") requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe.
Decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro, debt levels and recessions in EU economies may have a significant adverse effect on the economies of EU member countries and their trading partners.

Liquidity Risk. Some of the Series' investments may become less liquid as a result of market developments or adverse investor perception.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Non-Correlation Risk. The performance of the Series is unlikely to exactly match or correlate to that of the Underlying Index, either on a daily basis or over a longer period of time. There are a number of factors that contribute to non-correlation, such as Series expenses, imperfect correlation between the
Series' investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate. In addition, management and quantitative investing strategies may not work as expected, causing the performance of the Series to be less than that of a more classic index fund. Since the Underlying Index is not subject to the diversification requirements to which the Series must adhere, the
Series may be required to deviate its investments from the securities and weightings of the Underlying Index. Also, the Series may not invest in certain securities included in the Underlying Index due to liquidity or other constraints. Liquidity constraints may delay purchase or sale of securities included in the Underlying Index. Finally, the Series may not be fully invested at times, either as a result of cash flows into the Series or reserves of cash held by the Series to meet redemptions and expenses. Non-correlation causes the
Series' performance to be less than you expect.

Passive Investment Risk. The Series is not actively "managed" in the traditional sense. Therefore, unless a specific security is removed from the Underlying
Index, or its weight in the index is changed as will be the case with the
Underlying Index, the Series generally would not sell a security because the security's issuer was in financial trouble. Therefore, unlike with a more traditional actively managed series, the Investment Manager does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline.

Performance Information -
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. The MSCI World Index served as the Series' benchmark index prior to April 29, 2011 and was replaced by an index that more closely reflects the Series' current investment strategies. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return
2Q 2003         21.43%

Lowest Quarter Return
3Q 2001        -18.24%

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns SERIES D	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series D	15.69%	1.75%	3.65%
MSCI Equal Weighted Index	MSCI Equal Weighted Index (reflects no deductions for fees, expenses, or taxes)	11.64%	1.43%	5.35%
MSCI World Index	MSCI World Index (reflects no deductions for fees, expenses, or taxes)	8.95%	3.05%	3.98%

The MSCI World Index served as the Series' benchmark index prior to April 29,
2011 and was replaced by an index that more closely reflects the Series' current investment strategies.

[1]	The expense information has been restated to reflect current fees

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
SERIES D (Prospectus Summary) | SERIES D
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Series D (MSCI EAFE Equal Weight Series) (formerly Series D (Global Series) )
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Series D (MSCI EAFE Equal Weight Series) (the "Series")
seeks performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index (the "Underlying
Index").

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Series -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 283% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	283.00%
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Series uses a passive management strategy,
known as "representative sampling," to track the performance of the Underlying
Index. "Representative sampling" refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, primarily consisting of American Depositary Receipts ("ADRs") and
Global Depositary Receipts ("GDRs"), that have an investment profile similar to the Underlying Index and some, but not all, of the component securities of the
Underlying Index. This technique involves the use of risk management and quantitative stock picking strategies. Under normal circumstances, the Series will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Series may hold up to 20% of its assets in securities not included in or representative of the Underlying Index. The Investment Manager expects that, over time, if the
Series has sufficient   assets, the correlation between the Series' performance,
before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. However, fees and expenses incurred by the Series as well as the size and frequency of cash flows into and out of the Series as well as other factors will cause differences in performance, usually making it harder for the Series to correlate to the
Underlying Index. The Series may invest in a variety of investment vehicles, such as exchange traded funds ("ETFs") and other mutual funds. The Series may use these investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. The Series may also invest in futures contracts in order to maintain exposure to the securities and currency markets at times when it is not able to purchase the corresponding securities and currencies or it believes that it is more appropriate to use futures.

The MSCI EAFE Equal Weighted Index is an unmanaged equal-weighted version of the
MSCI EAFE Index, which means that each security included in the index has the same weight on each rebalancing date and then fluctuates based on the performance of the security until weights are reset equally on the next rebalancing date. The MSCI EAFE Equal Weighted Index is generally rebalanced quarterly. The Series' investments will be weighted and rebalanced in accordance with the MSCI EAFE Equal Weighted Index. The MSCI EAFE Index (Europe,
Australasia, Far East) is an index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of March 31,
2011 , the MSCI EAFE Index consisted of separate sub-indices representing the following 22 developed market countries: Australia, Austria, Belgium, Denmark,
Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom, with capitalizations ranging from  $875.8 million to  $21.2 billion as of March 31, 2011 . Both Indices are denominated in
U.S. Dollars.

Risk, Heading	rr_RiskHeading	Principal Risks -
Risk, Narrative	rr_RiskNarrativeTextBlock
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Capitalization Securities Risk. The Series' Underlying Index may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large-, mid- or small-cap securities. As a result, the Series may be subject to the risk that the pre-dominate capitalization range represented in the Underlying Index may underperform other segments of the equity market or the equity market as a whole. In addition, in comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.

Currency Risk. The Series' indirect and direct exposure to foreign currencies subjects the Series to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Series. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad. While the Series may engage in currency hedging transactions, it generally does not intend to do
so.

Depositary Receipt Risk. The Series may hold the securities of non-U.S.
companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Series' portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Series' portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. The
Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

The Fund may also invest in futures contracts in order to maintain exposure to the securities and currency markets at times when it is not able to purchase the corresponding securities and currencies or it believes that it is more appropriate to use futures.

Geographic Focus Risk. To the extent that the Series' investments are focused on a single country or a specific region, the Series is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks (including defense concerns), among others, compared with a more geographically diversified series. The economies and financial markets of certain regions, such as Asia or Eastern Europe, can be interdependent and may be adversely affected by the same events.

Australasia and Asia. Certain Australasian or Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, reliance on exports and economic cycles. Economic events in any one country can have a significant economic effect on the entire region as well as on major trading partners.

Europe. The European economy is diverse and includes both large, competitive economies and smaller, struggling economies. As a whole, the European Union is the wealthiest and largest economy in the world. The Economic and Monetary Union of the European Union (the "EU") requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe.
Decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro, debt levels and recessions in EU economies may have a significant adverse effect on the economies of EU member countries and their trading partners.

Liquidity Risk. Some of the Series' investments may become less liquid as a result of market developments or adverse investor perception.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Non-Correlation Risk. The performance of the Series is unlikely to exactly match or correlate to that of the Underlying Index, either on a daily basis or over a longer period of time. There are a number of factors that contribute to non-correlation, such as Series expenses, imperfect correlation between the
Series' investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate. In addition, management and quantitative investing strategies may not work as expected, causing the performance of the Series to be less than that of a more classic index fund. Since the Underlying Index is not subject to the diversification requirements to which the Series must adhere, the
Series may be required to deviate its investments from the securities and weightings of the Underlying Index. Also, the Series may not invest in certain securities included in the Underlying Index due to liquidity or other constraints. Liquidity constraints may delay purchase or sale of securities included in the Underlying Index. Finally, the Series may not be fully invested at times, either as a result of cash flows into the Series or reserves of cash held by the Series to meet redemptions and expenses. Non-correlation causes the
Series' performance to be less than you expect.

Passive Investment Risk. The Series is not actively "managed" in the traditional sense. Therefore, unless a specific security is removed from the Underlying
Index, or its weight in the index is changed as will be the case with the
Underlying Index, the Series generally would not sell a security because the security's issuer was in financial trouble. Therefore, unlike with a more traditional actively managed series, the Investment Manager does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. The MSCI World Index served as the Series' benchmark index prior to April 29, 2011 and was replaced by an index that more closely reflects the Series' current investment strategies. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return
2Q 2003         21.43%

Lowest Quarter Return
3Q 2001        -18.24%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	The MSCI World Index served as the Series' benchmark index prior to April 29, 2011 and was replaced by an index that more closely reflects the Series' current investment strategies.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The MSCI World Index served as the Series' benchmark index prior to April 29,
2011 and was replaced by an index that more closely reflects the Series' current investment strategies.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
SERIES D (Prospectus Summary) | SERIES D | A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.24%)
SERIES D | MSCI Equal Weighted Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Equal Weighted Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.35%
SERIES D | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.98%
SERIES D | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Annual Return 2001	rr_AnnualReturn2001	(12.30%)
Annual Return 2002	rr_AnnualReturn2002	(22.70%)
Annual Return 2003	rr_AnnualReturn2003	43.50%
Annual Return 2004	rr_AnnualReturn2004	18.80%
Annual Return 2005	rr_AnnualReturn2005	13.50%
Annual Return 2006	rr_AnnualReturn2006	17.30%
Annual Return 2007	rr_AnnualReturn2007	8.90%
Annual Return 2008	rr_AnnualReturn2008	(38.40%)
Annual Return 2009	rr_AnnualReturn2009	19.70%
Annual Return 2010	rr_AnnualReturn2010	15.70%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series D
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.65%

[1]	The expense information has been restated to reflect current fees

SERIES E (Prospectus Summary) | SERIES E
Series E (U.S. Intermediate Bond Series)
Investment Objective -
Series E seeks to provide current income.

Fees and Expenses of the Series -
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SERIES E A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SERIES E A
Management fees		0.75%
Other expenses		0.17%
Total annual fund operating expenses		0.92%
Fee waiver (and/or expense reimbursement)	[1]	(0.11%)
Total annual fund operating expenses after fee waiver (and/or expense reimbursement)		0.81%
[1]	The Investment Manager has contractually agreed through April 30, 2012 to waive fees and/or reimburse Series expenses to the extent necessary to limit the ordinary operating expenses (exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of the Series to the annual percentage of 0.81% of average daily net assets of the Series. The Series may have "Total annual operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Series of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

Example.
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES E A	83	282	499	1,121

Portfolio Turnover.
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies -
In pursuit of its objective, the Series will
invest, under normal market conditions, at least 80% of its net assets in investment grade fixed income securities (i.e., rated in the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by Security Investors, LLC ("the Investment Manager") to
be of comparable quality). Such fixed income securities may include, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities, and mortgage-backed and asset-backed securities. The Investment Manager will attempt to maintain a dollar-weighted average duration of 3 to 4.5 years in managing the
Series' portfolio.

While the Series will invest primarily in domestic fixed income securities, it also may invest in dollar-denominated fixed income securities issued by foreign issuers. Consistent with its investment objective and principal investment strategies, the Series also may invest in debt securities that are not investment grade (also known as "high yield/high risk securities" or "junk bonds") or securities that include limitations on resale ("restricted securities"). Further, the Series may enter into derivative instruments such as futures contracts, options on futures contracts, options on securities, and credit derivative instruments for purposes of enhancing income, hedging risks posed by other portfolio holdings, or as a substitute for investing, purchasing or selling securities.

The Investment Manager uses a combination of a qualitative economic overview approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach in selecting asset classes and securities. The
Investment Manager analyzes broad economic growth trends in the selection of duration weighting and construction and then uses credit analysis and relative value in selecting securities. The Investment Manager's credit analysis includes looking at factors such as an issuer's management experience, cash flow, position in its market, capital structure, general economic factors and market conditions, as well as global market conditions.

To determine the relative value of a security, the Investment Manager compares the credit risk and yield of the security to the credit risk and yield of other securities of the same or another asset class. Higher quality securities tend to have lower yields than lower quality securities. Based upon current market conditions, the Investment Manager will consider the relative risks and rewards of various asset classes and securities in selecting securities for the Series.

The Investment Manager may determine to sell a security (1) if it can purchase a security with a better relative value; (2) if a security's credit rating has been changed or there is a change in fundamentals; (3) if it believes diversification of the Series is compromised due to mergers or acquisitions; or
(4) to meet redemption requests, among other reasons. Under adverse market conditions, the Series can make temporary defensive investments and may not be able to pursue its objective.

Principal Risks -
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Credit Derivative Transactions Risk. Credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible to credit risk and may be difficult to sell. In addition, credit default swap transactions may involve greater risks than if a Series had invested in the reference obligation directly.

Credit Risk. The Series could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Foreign Securities Risk. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

High Yield Securities Risk. Higher yielding, high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Interest Rate Risk. Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Series' securities and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Mortgage-Backed Securities Risk. Investors in mortgage-backed securities receive payments that are part interest and part return of principal. These payments may vary based on the rate at which homeowners pay off their loans. Some mortgage-backed securities may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Prepayment Risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Performance Information -
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return
3Q 2009         4.29%

Lowest Quarter Return
4Q 2008         -5.52%

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns SERIES E	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series E	6.05%	2.33%	3.67%
Barclays Capital Intermediate U.S. Government/Credit Index	Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deductions for fees, expenses, or taxes)	5.88%	5.53%	5.51%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
SERIES E (Prospectus Summary) | SERIES E
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Series E (U.S. Intermediate Bond Series)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Series E seeks to provide current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Series -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
In pursuit of its objective, the Series will
invest, under normal market conditions, at least 80% of its net assets in investment grade fixed income securities (i.e., rated in the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by Security Investors, LLC ("the Investment Manager") to
be of comparable quality). Such fixed income securities may include, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities, and mortgage-backed and asset-backed securities. The Investment Manager will attempt to maintain a dollar-weighted average duration of 3 to 4.5 years in managing the
Series' portfolio.

While the Series will invest primarily in domestic fixed income securities, it also may invest in dollar-denominated fixed income securities issued by foreign issuers. Consistent with its investment objective and principal investment strategies, the Series also may invest in debt securities that are not investment grade (also known as "high yield/high risk securities" or "junk bonds") or securities that include limitations on resale ("restricted securities"). Further, the Series may enter into derivative instruments such as futures contracts, options on futures contracts, options on securities, and credit derivative instruments for purposes of enhancing income, hedging risks posed by other portfolio holdings, or as a substitute for investing, purchasing or selling securities.

The Investment Manager uses a combination of a qualitative economic overview approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach in selecting asset classes and securities. The
Investment Manager analyzes broad economic growth trends in the selection of duration weighting and construction and then uses credit analysis and relative value in selecting securities. The Investment Manager's credit analysis includes looking at factors such as an issuer's management experience, cash flow, position in its market, capital structure, general economic factors and market conditions, as well as global market conditions.

To determine the relative value of a security, the Investment Manager compares the credit risk and yield of the security to the credit risk and yield of other securities of the same or another asset class. Higher quality securities tend to have lower yields than lower quality securities. Based upon current market conditions, the Investment Manager will consider the relative risks and rewards of various asset classes and securities in selecting securities for the Series.

The Investment Manager may determine to sell a security (1) if it can purchase a security with a better relative value; (2) if a security's credit rating has been changed or there is a change in fundamentals; (3) if it believes diversification of the Series is compromised due to mergers or acquisitions; or
(4) to meet redemption requests, among other reasons. Under adverse market conditions, the Series can make temporary defensive investments and may not be able to pursue its objective.

Risk, Heading	rr_RiskHeading	Principal Risks -
Risk, Narrative	rr_RiskNarrativeTextBlock
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Credit Derivative Transactions Risk. Credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible to credit risk and may be difficult to sell. In addition, credit default swap transactions may involve greater risks than if a Series had invested in the reference obligation directly.

Credit Risk. The Series could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Foreign Securities Risk. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

High Yield Securities Risk. Higher yielding, high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Interest Rate Risk. Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Series' securities and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Mortgage-Backed Securities Risk. Investors in mortgage-backed securities receive payments that are part interest and part return of principal. These payments may vary based on the rate at which homeowners pay off their loans. Some mortgage-backed securities may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Prepayment Risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return
3Q 2009         4.29%

Lowest Quarter Return
4Q 2008         -5.52%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
SERIES E (Prospectus Summary) | SERIES E | A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.52%)
SERIES E | Barclays Capital Intermediate U.S. Government/Credit Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.51%
SERIES E | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total annual fund operating expenses after fee waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	0.81%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	282
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	499
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,121
Annual Return 2001	rr_AnnualReturn2001	7.20%
Annual Return 2002	rr_AnnualReturn2002	9.30%
Annual Return 2003	rr_AnnualReturn2003	3.20%
Annual Return 2004	rr_AnnualReturn2004	3.80%
Annual Return 2005	rr_AnnualReturn2005	1.90%
Annual Return 2006	rr_AnnualReturn2006	3.80%
Annual Return 2007	rr_AnnualReturn2007	2.90%
Annual Return 2008	rr_AnnualReturn2008	(8.70%)
Annual Return 2009	rr_AnnualReturn2009	8.40%
Annual Return 2010	rr_AnnualReturn2010	6.10%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series E
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.67%

[1]	The Investment Manager has contractually agreed through April 30, 2012 to waive fees and/or reimburse Series expenses to the extent necessary to limit the ordinary operating expenses (exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of the Series to the annual percentage of 0.81% of average daily net assets of the Series. The Series may have "Total annual operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Series of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

SERIES J (Prospectus Summary) | SERIES J
Series J (Mid Cap Growth Series)
Investment Objective -
Series J seeks capital appreciation.

Fees and Expenses of the Series -
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SERIES J A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SERIES J A
Management fees	0.75%
Other expenses	0.16%
Total annual fund operating expenses	0.91%

Example.
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES J A	93	290	504	1,120

Portfolio Turnover.
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 130% of the average value of its portfolio.

Principal Investment Strategies -
Series J pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (" ADRs ") , that, when purchased, have market capitalizations that are usually within the range of companies in the Russell
Mid Cap Growth Index. Although a universal definition of mid-capitalization companies does not exist, for purposes of this fund, the Series generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Growth
Index, which is an unmanaged index measuring the performance of the mid cap growth segment of the U.S. equity universe and which includes companies with higher price-to-book ratios and higher forecasted growth values.

Security Investors, LLC (the "Investment Manager") uses a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach in selecting growth stocks.
The Investment Manager chooses portfolio securities that it believes are attractively valued with the greatest potential for appreciation and may invest in a limited number of industries or industry sectors. The Investment Manager identifies the securities of companies that it believes are in the early to middle stages of growth and are valued at a reasonable price. Equity securities considered to have appreciation potential may include securities of smaller and less mature companies which have unique proprietary products or profitable market niches and the potential to grow very rapidly.

The Series also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the
Series' portfolio, to increase returns or to maintain exposure to the equity markets.

The Series may actively trade its investments without regard to the length of time they have been owned by the Series , which results in higher portfolio turnover .

The Series may, from time to time, invest a portion of its assets in technology stocks.

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Series may invest are restricted securities, which may be illiquid.

The Series typically sells a stock if its growth prospects diminish, or if better opportunities become available.

Under adverse market conditions, the Series can make temporary defensive investments and may not be able to pursue its objective.

Principal Risks -
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Series' other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. A Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Performance Information -
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return
4Q 2001          30.17&

Lowest Quarter Return
3Q 2001         -28.87%

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns SERIES J	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series J	24.17%	0.17%	1.17%
Russell Midcap Index	Russell Midcap Index (reflects no deductions for fees, expenses, or taxes)	28.87%	5.63%	4.19%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
SERIES J (Prospectus Summary) | SERIES J
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Series J (Mid Cap Growth Series)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Series J seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Series -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 130% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	130.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Series J pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (" ADRs ") , that, when purchased, have market capitalizations that are usually within the range of companies in the Russell
Mid Cap Growth Index. Although a universal definition of mid-capitalization companies does not exist, for purposes of this fund, the Series generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Growth
Index, which is an unmanaged index measuring the performance of the mid cap growth segment of the U.S. equity universe and which includes companies with higher price-to-book ratios and higher forecasted growth values.

Security Investors, LLC (the "Investment Manager") uses a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach in selecting growth stocks.
The Investment Manager chooses portfolio securities that it believes are attractively valued with the greatest potential for appreciation and may invest in a limited number of industries or industry sectors. The Investment Manager identifies the securities of companies that it believes are in the early to middle stages of growth and are valued at a reasonable price. Equity securities considered to have appreciation potential may include securities of smaller and less mature companies which have unique proprietary products or profitable market niches and the potential to grow very rapidly.

The Series also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the
Series' portfolio, to increase returns or to maintain exposure to the equity markets.

The Series may actively trade its investments without regard to the length of time they have been owned by the Series , which results in higher portfolio turnover .

The Series may, from time to time, invest a portion of its assets in technology stocks.

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Series may invest are restricted securities, which may be illiquid.

The Series typically sells a stock if its growth prospects diminish, or if better opportunities become available.

Under adverse market conditions, the Series can make temporary defensive investments and may not be able to pursue its objective.

Risk, Heading	rr_RiskHeading	Principal Risks -
Risk, Narrative	rr_RiskNarrativeTextBlock
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Series' other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. A Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return
4Q 2001          30.17&

Lowest Quarter Return
3Q 2001         -28.87%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
SERIES J (Prospectus Summary) | SERIES J | A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.87%)
SERIES J | Russell Midcap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.19%
SERIES J | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Annual Return 2001	rr_AnnualReturn2001	(14.90%)
Annual Return 2002	rr_AnnualReturn2002	(29.50%)
Annual Return 2003	rr_AnnualReturn2003	56.30%
Annual Return 2004	rr_AnnualReturn2004	10.10%
Annual Return 2005	rr_AnnualReturn2005	7.80%
Annual Return 2006	rr_AnnualReturn2006	4.90%
Annual Return 2007	rr_AnnualReturn2007	(10.40%)
Annual Return 2008	rr_AnnualReturn2008	(40.00%)
Annual Return 2009	rr_AnnualReturn2009	44.00%
Annual Return 2010	rr_AnnualReturn2010	24.20%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series J
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.17%

SERIES N (Prospectus Summary) | SERIES N
Series N (Managed Asset Allocation Series)
Investment Objective -
Series N seeks a high level of total return.

Fees and Expenses of the Series -
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SERIES N A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SERIES N A
Management fees	1.00%
Other expenses	0.50%
Acquired fund fees and expenses	0.02%
Total annual fund operating expenses	1.52%

Example.
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES N A	155	480	829	1,813

Portfolio Turnover.
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 52 % of the average value of its portfolio.

Principal Investment Strategies -
Series N pursues its objective by investing,
under normal market conditions, approximately 60% of its total assets in U.S.
and foreign common stocks and 40% in fixed-income securities. The mix may vary over shorter time periods where the fixed income portion may range between
30-50% and the equity portion between 50-70%.

Security Investors, LLC (the "Investment Manager") has engaged T. Rowe Price
Associates, Inc. ("T. Rowe Price") to provide investment advisory services to the Series as a Sub-Adviser. T. Rowe Price generally concentrates common stock investments in larger, established companies but may also invest in small- and medium-sized companies . The Series' exposure to smaller companies is not expected to be substantial and will not constitute more than 30% of the equity portion of the Series. Up to 35% of the equity portion of the Series may be invested in foreign (non-dollar-denominated) equity securities and emerging markets securities. The fixed income portion of the portfolio will be allocated as follows:

    Investment Grade Securities                                      50-100%
    High Yield Securities ("Junk Bonds")                               0-30%
    Foreign (Non-Dollar-Denominated) and Emerging Markets Securities   0-30%
    Mortgage-Backed Securities                                         0-70%
    Cash Reserves                                                      0-20%

Bonds will be primarily investment-grade and chosen from across the entire government, municipal, corporate and mortgage-backed (including derivatives such as collateralized mortgage obligations and stripped mortgage-backed securities)
bond market. Maturities and duration of the fixed income portion will reflect
T. Rowe Price's outlook for interest rates, although the Series will focus primarily on fixed income securities with intermediate to long maturities. The
Series may also invest in foreign stocks and bonds for diversification. Bank debt and loan participations and assignments may also be purchased. Cash reserves may consist of U.S dollar and non-U.S. dollar currencies.

The precise mix of equity and fixed income will depend on T. Rowe Price's outlook for the markets. When deciding upon asset allocations within the prescribed limits, T. Rowe Price may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. Shifts between stocks and bonds will normally be done gradually and T. Rowe Price will not attempt to precisely "time" the market.

Under normal conditions, T. Rowe Price will diversify the Series' foreign investments among at least three different countries. Some of the countries in which Series N may invest may be considered emerging markets.

The Series may use derivative instruments, such as stock index, interest rate or currency futures contracts (or options thereon) for hedging purposes or to provide an efficient means of adjusting the portfolio's exposure to the securities markets. The Series may enter into foreign currency exchange contracts in connection with its foreign investments. To the extent the Series uses these derivative investments, it will be exposed to additional volatility and potential losses.

The equity portion of the Series may include investments in convertible securities, preferred stock and warrants.

The Series may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. Fixed income securities may be sold to adjust the Series' average maturity, duration, or credit quality or to shift assets into higher-yielding securities or different sectors.

In pursuing the Series' investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

The Series may also invest up to 25% of its total assets in T. Rowe Price
Reserve Investment Fund, an internally managed money market fund of T. Rowe
Price. The T. Rowe Price Reserve Investment Fund may be used to invest the cash reserves of the Series.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Series purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Series' securities may change after they are purchased, and this may cause the amount of the Series' assets invested in such securities to exceed the stated maximum restriction or fall below the stated
minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the Series during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Under adverse market conditions, the Series can make temporary defensive investments and may not be able to pursue its objective.

Principal Risks -
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk. The Series could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Currency Derivative Transactions Risk. Currency derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible to credit and currency fluctuation risks and may be difficult to sell. Changes in foreign currency rates may fluctuate significantly over short periods of time.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Series' other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Emerging Markets Risk. Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. A Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield Securities Risk. Higher yielding, high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Interest Rate Risk. Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Series' securities and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk. Investing in other investment vehicles subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Mortgage-Backed Securities Risk. Investors in mortgage-backed securities receive payments that are part interest and part return of principal. These payments may vary based on the rate at which homeowners pay off their loans. Some mortgage-backed securities may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

Prepayment Risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Senior Loans Risk. Senior loans are subject to the risk that scheduled interest or principal payments will not be paid, and therefore, the Series may not receive payments it is entitled to. In addition, the Series may have to sell securities at lower prices than it otherwise would to meet cash needs or it may have to maintain a greater portion of  its assets in cash equivalents than it otherwise would because of impairments and limited liquidity of the collateral supporting the senior loan, which could negatively affect the Series' performance.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market or that their prices may go down. While a Series' investments in value stocks may limit downside risk over time, a Series may, as a trade-off, produce more modest gains than riskier stock funds.

Performance Information -
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance and a group of indices with similar investment characteristics. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return
2Q 2009         14.43%

Lowest Quarter Return
4Q 2008        -14.56%

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns SERIES N	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series N	10.56%	3.75%	3.97%
S&P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	1.41%
60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index	60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	15.08%	4.94%	4.40%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
SERIES N (Prospectus Summary) | SERIES N
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Series N (Managed Asset Allocation Series)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Series N seeks a high level of total return.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Series -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 52 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Series N pursues its objective by investing,
under normal market conditions, approximately 60% of its total assets in U.S.
and foreign common stocks and 40% in fixed-income securities. The mix may vary over shorter time periods where the fixed income portion may range between
30-50% and the equity portion between 50-70%.

Security Investors, LLC (the "Investment Manager") has engaged T. Rowe Price
Associates, Inc. ("T. Rowe Price") to provide investment advisory services to the Series as a Sub-Adviser. T. Rowe Price generally concentrates common stock investments in larger, established companies but may also invest in small- and medium-sized companies . The Series' exposure to smaller companies is not expected to be substantial and will not constitute more than 30% of the equity portion of the Series. Up to 35% of the equity portion of the Series may be invested in foreign (non-dollar-denominated) equity securities and emerging markets securities. The fixed income portion of the portfolio will be allocated as follows:

    Investment Grade Securities                                      50-100%
    High Yield Securities ("Junk Bonds")                               0-30%
    Foreign (Non-Dollar-Denominated) and Emerging Markets Securities   0-30%
    Mortgage-Backed Securities                                         0-70%
    Cash Reserves                                                      0-20%

Bonds will be primarily investment-grade and chosen from across the entire government, municipal, corporate and mortgage-backed (including derivatives such as collateralized mortgage obligations and stripped mortgage-backed securities)
bond market. Maturities and duration of the fixed income portion will reflect
T. Rowe Price's outlook for interest rates, although the Series will focus primarily on fixed income securities with intermediate to long maturities. The
Series may also invest in foreign stocks and bonds for diversification. Bank debt and loan participations and assignments may also be purchased. Cash reserves may consist of U.S dollar and non-U.S. dollar currencies.

The precise mix of equity and fixed income will depend on T. Rowe Price's outlook for the markets. When deciding upon asset allocations within the prescribed limits, T. Rowe Price may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. Shifts between stocks and bonds will normally be done gradually and T. Rowe Price will not attempt to precisely "time" the market.

Under normal conditions, T. Rowe Price will diversify the Series' foreign investments among at least three different countries. Some of the countries in which Series N may invest may be considered emerging markets.

The Series may use derivative instruments, such as stock index, interest rate or currency futures contracts (or options thereon) for hedging purposes or to provide an efficient means of adjusting the portfolio's exposure to the securities markets. The Series may enter into foreign currency exchange contracts in connection with its foreign investments. To the extent the Series uses these derivative investments, it will be exposed to additional volatility and potential losses.

The equity portion of the Series may include investments in convertible securities, preferred stock and warrants.

The Series may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. Fixed income securities may be sold to adjust the Series' average maturity, duration, or credit quality or to shift assets into higher-yielding securities or different sectors.

In pursuing the Series' investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development.

The Series may also invest up to 25% of its total assets in T. Rowe Price
Reserve Investment Fund, an internally managed money market fund of T. Rowe
Price. The T. Rowe Price Reserve Investment Fund may be used to invest the cash reserves of the Series.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the Series purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Series' securities may change after they are purchased, and this may cause the amount of the Series' assets invested in such securities to exceed the stated maximum restriction or fall below the stated
minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the Series during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Under adverse market conditions, the Series can make temporary defensive investments and may not be able to pursue its objective.

Risk, Heading	rr_RiskHeading	Principal Risks -
Risk, Narrative	rr_RiskNarrativeTextBlock
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk. The Series could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Currency Derivative Transactions Risk. Currency derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible to credit and currency fluctuation risks and may be difficult to sell. Changes in foreign currency rates may fluctuate significantly over short periods of time.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Series' other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Emerging Markets Risk. Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. A Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield Securities Risk. Higher yielding, high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Interest Rate Risk. Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Series' securities and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk. Investing in other investment vehicles subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Mortgage-Backed Securities Risk. Investors in mortgage-backed securities receive payments that are part interest and part return of principal. These payments may vary based on the rate at which homeowners pay off their loans. Some mortgage-backed securities may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

Prepayment Risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Senior Loans Risk. Senior loans are subject to the risk that scheduled interest or principal payments will not be paid, and therefore, the Series may not receive payments it is entitled to. In addition, the Series may have to sell securities at lower prices than it otherwise would to meet cash needs or it may have to maintain a greater portion of  its assets in cash equivalents than it otherwise would because of impairments and limited liquidity of the collateral supporting the senior loan, which could negatively affect the Series' performance.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market or that their prices may go down. While a Series' investments in value stocks may limit downside risk over time, a Series may, as a trade-off, produce more modest gains than riskier stock funds.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance and a group of indices with similar investment characteristics. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance and a group of indices with similar investment characteristics.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return
2Q 2009         14.43%

Lowest Quarter Return
4Q 2008        -14.56%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
SERIES N (Prospectus Summary) | SERIES N | A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.56%)
SERIES N | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
SERIES N | 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.40%
SERIES N | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.50%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.52%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,813
Annual Return 2001	rr_AnnualReturn2001	(5.10%)
Annual Return 2002	rr_AnnualReturn2002	(9.60%)
Annual Return 2003	rr_AnnualReturn2003	23.90%
Annual Return 2004	rr_AnnualReturn2004	10.70%
Annual Return 2005	rr_AnnualReturn2005	4.40%
Annual Return 2006	rr_AnnualReturn2006	12.10%
Annual Return 2007	rr_AnnualReturn2007	6.00%
Annual Return 2008	rr_AnnualReturn2008	(27.30%)
Annual Return 2009	rr_AnnualReturn2009	25.70%
Annual Return 2010	rr_AnnualReturn2010	10.60%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series N
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.97%

SERIES O (Prospectus Summary) | SERIES O
Series O (All Cap Value Series)
Investment Objective -
Series O seeks long-term growth of capital.

Fees and Expenses of the Series -
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SERIES O A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SERIES O A
Management fees	0.70%
Other expenses	0.16%
Total annual fund operating expenses	0.86%

Example.
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods
indicated and reflects expenses   whether or not you redeem your shares at the
end of those periods. The Example also assumes that your investment   has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES O A	88	274	477	1,061

Portfolio Turnover.
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies -
Series O pursues its objectives by investing,
under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in common stocks that, when purchased, have market capitalizations that are usually within the range of companies in the
Russell 3000 Value Index, which includes companies with micro to large capitalizations. The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell
3000 companies with lower price-to-book ratios and lower forecasted growth values.

The Series' investments include common stocks and may also include rights, warrants, American Depositary Receipts ("ADRs"), preferred stocks, derivatives, including futures and options, convertible debt, and convertible securities of
U.S issuers.

Although the Series primarily invests in securities issued by domestic companies, there is no limit in the amount that the Series may invest in securities issued by foreign companies.

At times, the Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Series may invest are restricted securities, which may be illiquid.

In choosing securities, Security Investors, LLC (the "Investment Manager")
primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows, and may invest in a limited number of industries or industry sectors, including the technology sector. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Series typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager's expectations, among other reasons.

The Series may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities to hedge the Series' portfolio, to maintain exposure to the equity markets, or to increase returns. Under adverse market conditions, the Series can make temporary defensive investments and may not be able to pursue its objective.

Principal Risks -
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Series' other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. The
Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market or that their prices may go down. While a Series' investments in value stocks may limit downside risk over time, a Series may, as a trade-off, produce more modest gains than riskier stock funds.

Performance Information -
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return
2Q 2009          22.34%

Lowest Quarter Return
4Q 2008         -24.46%

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns SERIES O	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series O	16.61%	3.13%	4.29%
Russell 3000 Value Index	Russell 3000 Value Index (reflects no deductions for fees, expenses, or taxes)	16.22%	1.45%	3.63%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
SERIES O (Prospectus Summary) | SERIES O
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Series O (All Cap Value Series)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Series O seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Series -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods
indicated and reflects expenses   whether or not you redeem your shares at the
end of those periods. The Example also assumes that your investment   has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Series O pursues its objectives by investing,
under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in common stocks that, when purchased, have market capitalizations that are usually within the range of companies in the
Russell 3000 Value Index, which includes companies with micro to large capitalizations. The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell
3000 companies with lower price-to-book ratios and lower forecasted growth values.

The Series' investments include common stocks and may also include rights, warrants, American Depositary Receipts ("ADRs"), preferred stocks, derivatives, including futures and options, convertible debt, and convertible securities of
U.S issuers.

Although the Series primarily invests in securities issued by domestic companies, there is no limit in the amount that the Series may invest in securities issued by foreign companies.

At times, the Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Series may invest are restricted securities, which may be illiquid.

In choosing securities, Security Investors, LLC (the "Investment Manager")
primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows, and may invest in a limited number of industries or industry sectors, including the technology sector. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Series typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager's expectations, among other reasons.

The Series may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities to hedge the Series' portfolio, to maintain exposure to the equity markets, or to increase returns. Under adverse market conditions, the Series can make temporary defensive investments and may not be able to pursue its objective.

Risk, Heading	rr_RiskHeading	Principal Risks -
Risk, Narrative	rr_RiskNarrativeTextBlock
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Series' other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. The
Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market or that their prices may go down. While a Series' investments in value stocks may limit downside risk over time, a Series may, as a trade-off, produce more modest gains than riskier stock funds.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return
2Q 2009          22.34%

Lowest Quarter Return
4Q 2008         -24.46%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
SERIES O (Prospectus Summary) | SERIES O | A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.46%)
SERIES O | Russell 3000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.63%
SERIES O | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Annual Return 2001	rr_AnnualReturn2001	1.30%
Annual Return 2002	rr_AnnualReturn2002	(13.40%)
Annual Return 2003	rr_AnnualReturn2003	25.30%
Annual Return 2004	rr_AnnualReturn2004	14.40%
Annual Return 2005	rr_AnnualReturn2005	3.70%
Annual Return 2006	rr_AnnualReturn2006	18.80%
Annual Return 2007	rr_AnnualReturn2007	2.80%
Annual Return 2008	rr_AnnualReturn2008	(38.40%)
Annual Return 2009	rr_AnnualReturn2009	33.00%
Annual Return 2010	rr_AnnualReturn2010	16.60%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series O
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.29%

SERIES P (Prospectus Summary) | SERIES P
Series P (High Yield Series)
Investment Objective -
Series P seeks high current income.

Capital appreciation is a secondary objective.

Fees and Expenses of the Series -
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SERIES P A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SERIES P A
Management fees	0.75%
Other expenses	0.19%
Total annual fund operating expenses	0.94%

Example.
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES P A	96	300	520	1,155

Portfolio Turnover.
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies -
Series P pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by Security Investors, LLC (the "Investment Manager") to be of comparable quality (also known as "junk bonds"). These debt securities may include, without limitation: corporate bonds and notes, convertible securities, mortgage-backed and asset-backed securities, and senior secured floating rate corporate loans
("Senior Loans"). The Series also may invest in a variety of investment vehicles that seek to track the performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Series may invest up to 10% of its net assets in securities that are in default at the time of purchase. The debt securities in which the Series invests will primarily be domestic securities, but may also include dollar denominated foreign securities. The Series'
dollar-weighted average maturity is generally expected to be between 3 and 15 years.

The Series may purchase and sell options and futures contracts. These instruments may be used to hedge the Series' portfolio, to enhance income or as a substitute for purchasing or selling securities. The Series may also invest in restricted securities. In addition, the Series may invest in other types of debt securities and credit derivative instruments, enter into interest rate, total return, credit default and index swaps and related cap, floor and collar transactions, purchase and sell securities on a when issued, forward commitment or delayed delivery basis, invest in credit derivative instruments, for purposes of enhancing income, hedging risks posed by other portfolio holdings, or as a substitute for investing, purchasing or selling securities. The Series may also engage in borrowing .

The Investment Manager uses a "bottom-up" approach in selecting high yield securities. The Investment Manager emphasizes rigorous credit analysis and relative value in selecting securities. The Investment Manager's credit analysis includes looking at factors such as an issuer's debt service coverage (i.e., its ability to make interest payments on its debt), the issuer's cash flow, general economic factors and market conditions, and global market conditions.

To determine the relative value of a security, the Investment Manager compares the security's credit risk and yield to the credit risk and yield of other securities. The Investment Manager looks for securities that appear to be inexpensive relative to other comparable securities and securities that have the potential for an upgrade of their credit rating. A rating upgrade typically would increase the value of the security. In assessing the value of a security, the Investment Manager focuses on an issuer's management experience, position in its market, and capital structure. The Investment Manager seeks to diversify the
Series' holdings among securities and asset classes.

The Investment Manager may determine to sell a security (1) if it can purchase a security with a better relative value; (2) if a security's credit rating has been changed; or (3) to meet redemption requests, among other reasons.

Under adverse market conditions, the Series can make temporary defensive investments and may not be able to pursue its objective.

Principal Risks -
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Derivative Transactions Risk. Credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible credit risk and may be difficult to sell. In addition, credit default swap transactions may involve greater risks than if a Series had invested in the reference obligation directly.

Credit Risk. The Series could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Series' other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. The
Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

High Yield Securities Risk. Higher yielding, high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Interest Rate Risk. Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Series' securities and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Series' use of leverage may cause the Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Mortgage-Backed Securities Risk. Investors in mortgage-backed securities receive payments that are part interest and part return of principal. These payments may vary based on the rate at which homeowners pay off their loans. Some mortgage-backed securities may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Prepayment Risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Senior Loans Risk. Senior loans are subject to the risk that scheduled interest or principal payments will not be paid, and therefore, the Series may not receive payments it is entitled to. In addition, the Series may have to sell securities at lower prices than it otherwise would to meet cash needs or it may have to maintain a greater portion of its assets in cash equivalents than it otherwise would because of impairments and limited liquidity of the collateral supporting the senior loan, which could negatively affect the Series'
performance.

Special Situations/Securities in Default Risk. Investments in the securities and debt of distressed issuers or issuers in default involves far greater risk than investing in issuers whose debt obligations are being met and whose debt trade at or close to its "par" or full value because the investments are highly speculative with respect to the issuer's ability to make interest payments and/or to pay its principal obligations in full.

Performance Information -
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return
2Q 2009          32.77%

Lowest Quarter Return
4Q 2008         -20.44

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns SERIES P	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series P	15.43%	9.64%	8.89%
Barclays Capital U.S. High Yield Bond Index	Barclays Capital U.S. High Yield Bond Index (reflects no deductions for fees, expenses, or taxes)	15.12%	8.91%	8.88%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
SERIES P (Prospectus Summary) | SERIES P
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Series P (High Yield Series)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Series P seeks high current income.

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
Capital appreciation is a secondary objective.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Series -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Series P pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by Security Investors, LLC (the "Investment Manager") to be of comparable quality (also known as "junk bonds"). These debt securities may include, without limitation: corporate bonds and notes, convertible securities, mortgage-backed and asset-backed securities, and senior secured floating rate corporate loans
("Senior Loans"). The Series also may invest in a variety of investment vehicles that seek to track the performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Series may invest up to 10% of its net assets in securities that are in default at the time of purchase. The debt securities in which the Series invests will primarily be domestic securities, but may also include dollar denominated foreign securities. The Series'
dollar-weighted average maturity is generally expected to be between 3 and 15 years.

The Series may purchase and sell options and futures contracts. These instruments may be used to hedge the Series' portfolio, to enhance income or as a substitute for purchasing or selling securities. The Series may also invest in restricted securities. In addition, the Series may invest in other types of debt securities and credit derivative instruments, enter into interest rate, total return, credit default and index swaps and related cap, floor and collar transactions, purchase and sell securities on a when issued, forward commitment or delayed delivery basis, invest in credit derivative instruments, for purposes of enhancing income, hedging risks posed by other portfolio holdings, or as a substitute for investing, purchasing or selling securities. The Series may also engage in borrowing .

The Investment Manager uses a "bottom-up" approach in selecting high yield securities. The Investment Manager emphasizes rigorous credit analysis and relative value in selecting securities. The Investment Manager's credit analysis includes looking at factors such as an issuer's debt service coverage (i.e., its ability to make interest payments on its debt), the issuer's cash flow, general economic factors and market conditions, and global market conditions.

To determine the relative value of a security, the Investment Manager compares the security's credit risk and yield to the credit risk and yield of other securities. The Investment Manager looks for securities that appear to be inexpensive relative to other comparable securities and securities that have the potential for an upgrade of their credit rating. A rating upgrade typically would increase the value of the security. In assessing the value of a security, the Investment Manager focuses on an issuer's management experience, position in its market, and capital structure. The Investment Manager seeks to diversify the
Series' holdings among securities and asset classes.

The Investment Manager may determine to sell a security (1) if it can purchase a security with a better relative value; (2) if a security's credit rating has been changed; or (3) to meet redemption requests, among other reasons.

Under adverse market conditions, the Series can make temporary defensive investments and may not be able to pursue its objective.

Risk, Heading	rr_RiskHeading	Principal Risks -
Risk, Narrative	rr_RiskNarrativeTextBlock
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Derivative Transactions Risk. Credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible credit risk and may be difficult to sell. In addition, credit default swap transactions may involve greater risks than if a Series had invested in the reference obligation directly.

Credit Risk. The Series could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Series' other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. The
Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

High Yield Securities Risk. Higher yielding, high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Interest Rate Risk. Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Series' securities and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Series' use of leverage may cause the Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Mortgage-Backed Securities Risk. Investors in mortgage-backed securities receive payments that are part interest and part return of principal. These payments may vary based on the rate at which homeowners pay off their loans. Some mortgage-backed securities may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Prepayment Risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Senior Loans Risk. Senior loans are subject to the risk that scheduled interest or principal payments will not be paid, and therefore, the Series may not receive payments it is entitled to. In addition, the Series may have to sell securities at lower prices than it otherwise would to meet cash needs or it may have to maintain a greater portion of its assets in cash equivalents than it otherwise would because of impairments and limited liquidity of the collateral supporting the senior loan, which could negatively affect the Series'
performance.

Special Situations/Securities in Default Risk. Investments in the securities and debt of distressed issuers or issuers in default involves far greater risk than investing in issuers whose debt obligations are being met and whose debt trade at or close to its "par" or full value because the investments are highly speculative with respect to the issuer's ability to make interest payments and/or to pay its principal obligations in full.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return
2Q 2009          32.77%

Lowest Quarter Return
4Q 2008         -20.44

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
SERIES P (Prospectus Summary) | SERIES P | A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.44%)
SERIES P | Barclays Capital U.S. High Yield Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. High Yield Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.88%
SERIES P | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Annual Return 2001	rr_AnnualReturn2001	4.40%
Annual Return 2002	rr_AnnualReturn2002	0.40%
Annual Return 2003	rr_AnnualReturn2003	21.70%
Annual Return 2004	rr_AnnualReturn2004	11.60%
Annual Return 2005	rr_AnnualReturn2005	3.80%
Annual Return 2006	rr_AnnualReturn2006	11.20%
Annual Return 2007	rr_AnnualReturn2007	2.10%
Annual Return 2008	rr_AnnualReturn2008	(30.30%)
Annual Return 2009	rr_AnnualReturn2009	73.50%
Annual Return 2010	rr_AnnualReturn2010	15.40%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series P
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.89%

SERIES Q (Prospectus Summary) | SERIES Q
Series Q (Small Cap Value Series)
Investment Objective -
Series Q seeks long-term capital appreciation.

Fees and Expenses of the Series -
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SERIES Q A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SERIES Q A
Management fees	0.95%
Other expenses	0.17%
Total annual fund operating expenses	1.12%

Example.
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES Q A	114	356	617	1,363

Portfolio Turnover.
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies -
Series Q pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (" ADRs ") , that when purchased, have market capitalizations that are usually within the range of companies in the Russell
2000 Value Index. Although a universal definition of small-capitalization companies does not exist, for purposes of this fund, the Series generally defines small-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Value
Index, which is an unmanaged index measuring the performance of the small cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower forecasted growth values.

Security Investors, LLC (the "Investment Manager") typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector.

Series Q may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

Series Q may also invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the
Series' portfolio, to maintain exposure to the equity markets or to increase returns.

The Series may, from time to time, invest a portion of its assets in technology stocks.

Series Q may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. Series Q may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which Series Q may invest are restricted securities, which may be illiquid.

The Series may actively trade its investments without regard to the length of time they have been owned by the Series, which may result in higher portfolio turnover.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks -
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Series' other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. A Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market or that their prices may go down. While a Series' investments in value stocks may limit downside risk over time, a Series may, as a trade-off, produce more modest gains than riskier stock funds.

Performance Information -
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return
2Q 2009        33.54%

Lowest Quarter Return
4Q 2008        -25.29%

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns SERIES Q	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series Q	21.88%	7.85%	13.18%
Russell 2000 Value Index	Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)	24.50%	3.52%	8.42%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
SERIES Q (Prospectus Summary) | SERIES Q
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Series Q (Small Cap Value Series)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Series Q seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Series -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Series Q pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (" ADRs ") , that when purchased, have market capitalizations that are usually within the range of companies in the Russell
2000 Value Index. Although a universal definition of small-capitalization companies does not exist, for purposes of this fund, the Series generally defines small-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Value
Index, which is an unmanaged index measuring the performance of the small cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower forecasted growth values.

Security Investors, LLC (the "Investment Manager") typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector.

Series Q may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

Series Q may also invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the
Series' portfolio, to maintain exposure to the equity markets or to increase returns.

The Series may, from time to time, invest a portion of its assets in technology stocks.

Series Q may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. Series Q may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which Series Q may invest are restricted securities, which may be illiquid.

The Series may actively trade its investments without regard to the length of time they have been owned by the Series, which may result in higher portfolio turnover.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Risk, Heading	rr_RiskHeading	Principal Risks -
Risk, Narrative	rr_RiskNarrativeTextBlock
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Series' other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. A Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market or that their prices may go down. While a Series' investments in value stocks may limit downside risk over time, a Series may, as a trade-off, produce more modest gains than riskier stock funds.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return
2Q 2009        33.54%

Lowest Quarter Return
4Q 2008        -25.29%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
SERIES Q (Prospectus Summary) | SERIES Q | A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.19%)
SERIES Q | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.42%
SERIES Q | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.95%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
Annual Return 2001	rr_AnnualReturn2001	22.20%
Annual Return 2002	rr_AnnualReturn2002	(7.00%)
Annual Return 2003	rr_AnnualReturn2003	50.90%
Annual Return 2004	rr_AnnualReturn2004	20.40%
Annual Return 2005	rr_AnnualReturn2005	14.50%
Annual Return 2006	rr_AnnualReturn2006	13.40%
Annual Return 2007	rr_AnnualReturn2007	10.30%
Annual Return 2008	rr_AnnualReturn2008	(38.60%)
Annual Return 2009	rr_AnnualReturn2009	55.90%
Annual Return 2010	rr_AnnualReturn2010	21.90%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series Q
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.18%

SERIES V (Prospectus Summary) | SERIES V
Series V (Mid Cap Value Series)
Investment Objective -
Series V seeks long-term growth of capital.

Fees and Expenses of the Series -
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SERIES V A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SERIES V A
Management fees	0.75%
Other expenses	0.15%
Total annual fund operating expenses	0.90%

Example.
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES V A	92	287	498	1,108

Portfolio Turnover.
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies -
Series V pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (" ADRs ") , that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500 Value Index. Although a universal definition of mid-capitalization companies does not exist, for purposes of this fund, the
Series generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the
Russell 2500 Value Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation. As of December 31, 2010, the index consisted of securities of companies with capitalizations that ranged from  $ 42 million to  $ 9.67 billion.

Security Investors, LLC (the "Investment Manager") typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows, and may, to the extent consistent with the Series'
investment policies, invest in a limited number of industries or industry sectors, including the technology sector. Due to the nature of value companies, the securities included in the Series' portfolio typically consist of small- to medium-sized companies.

The Series may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Series also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the
Series' portfolio, to maintain exposure to the equity markets or to increase returns.

The Series may, from time to time, invest a portion of its assets in technology stocks.

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which Series V may invest are restricted securities, which may be illiquid. Under adverse market conditions, the Series can make temporary defensive investments and may not be able to pursue its objective.

Principal Risks -
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Series' other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. The
Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market or that their prices may go down. While a Series' investments in value stocks may limit downside risk over time, a Series may, as a trade-off, produce more modest gains than riskier stock funds.

Performance Information -
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return
2Q 2003         27.92%

Lowest Quarter Return
3Q 2002        -22.80%

Average Annual Total Returns (For the periods ended December 31, 2010 )
Average Annual Total Returns SERIES V	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series V	17.80%	7.21%	11.90%
Russell 2500 Value Index	Russell 2500 Value Index (reflects no deductions for fees, expenses, or taxes)	24.81%	3.85%	8.53%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
SERIES V (Prospectus Summary) | SERIES V
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Series V (Mid Cap Value Series)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Series V seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Series -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Series V pursues its objective by investing,
under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (" ADRs ") , that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500 Value Index. Although a universal definition of mid-capitalization companies does not exist, for purposes of this fund, the
Series generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the
Russell 2500 Value Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation. As of December 31, 2010, the index consisted of securities of companies with capitalizations that ranged from  $ 42 million to  $ 9.67 billion.

Security Investors, LLC (the "Investment Manager") typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows, and may, to the extent consistent with the Series'
investment policies, invest in a limited number of industries or industry sectors, including the technology sector. Due to the nature of value companies, the securities included in the Series' portfolio typically consist of small- to medium-sized companies.

The Series may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Series also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the
Series' portfolio, to maintain exposure to the equity markets or to increase returns.

The Series may, from time to time, invest a portion of its assets in technology stocks.

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which Series V may invest are restricted securities, which may be illiquid. Under adverse market conditions, the Series can make temporary defensive investments and may not be able to pursue its objective.

Risk, Heading	rr_RiskHeading	Principal Risks -
Risk, Narrative	rr_RiskNarrativeTextBlock
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Series' other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. The
Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market or that their prices may go down. While a Series' investments in value stocks may limit downside risk over time, a Series may, as a trade-off, produce more modest gains than riskier stock funds.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return
2Q 2003         27.92%

Lowest Quarter Return
3Q 2002        -22.80%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010 )
SERIES V (Prospectus Summary) | SERIES V | A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.80%)
SERIES V | Russell 2500 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.53%
SERIES V | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Annual Return 2001	rr_AnnualReturn2001	11.10%
Annual Return 2002	rr_AnnualReturn2002	(14.10%)
Annual Return 2003	rr_AnnualReturn2003	54.30%
Annual Return 2004	rr_AnnualReturn2004	27.00%
Annual Return 2005	rr_AnnualReturn2005	16.20%
Annual Return 2006	rr_AnnualReturn2006	14.70%
Annual Return 2007	rr_AnnualReturn2007	1.80%
Annual Return 2008	rr_AnnualReturn2008	(28.50%)
Annual Return 2009	rr_AnnualReturn2009	43.90%
Annual Return 2010	rr_AnnualReturn2010	17.80%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series V
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.90%

SERIES X (Prospectus Summary) | SERIES X
Series X (Small Cap Growth Series)
Investment Objective -
Series X seeks long-term growth of capital.

Fees and Expenses of the Series -
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SERIES X A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SERIES X A
Management fees	0.85%
Other expenses	0.24%
Total annual fund operating expenses	1.09%

Example.
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES X A	111	347	601	1,329

Portfolio Turnover.
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 88 % of the average value of its portfolio.

Principal Investment Strategies -
Series X pursues its investment objective by
investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities, which include common and preferred stocks, warrants and securities convertible into common or preferred stocks, of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500 Growth Index.
The Series' benchmark is the Russell 2000 Growth Index, which measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation. Although a universal definition of small-capitalization companies does not exist, for purposes of this fund, the Series generally defines small capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2500 Growth
Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with higher price-to-book ratios and higher forecasted growth values. As of December 31, 2010, the Russell 2500 Growth Index
consisted of securities of companies with capitalizations that ranged from  $ 2 4 million to  $ 9.67 billion.

Security Investors, LLC (the "Investment Manager") uses a combination of a qualitative economic overview approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and
interest rates, along with a quantitative fundamental bottom-up approach in selecting growth stocks. The Investment Manager chooses portfolio securities that it believes are attractively valued with the greatest potential for long-term growth of capital and may invest in a limited number of industries or industry sectors. The Investment Manager identifies the securities of companies that are in the early to middle stages of growth and are valued at a reasonable price. Equity securities considered to have appreciation potential may include securities of smaller and less mature companies which have unique proprietary products or profitable market niches and the potential to grow very rapidly
(including, without limitation, technology companies.)

The Series typically sells a stock if its growth prospects diminish, or if better opportunities become available.

The Series also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the
Series' portfolio, to increase returns or to maintain exposure to the equity markets. The Series may also invest in American Depositary Receipts (" ADRs ") .

The Series may actively trade its investments without regard to the length of time they have been owned by the Series , which results in higher portfolio turnover .

The Series may, from time to time, invest a portion of its assets in technology stocks.

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Certain investment company securities and other securities in which the Series may invest are restricted securities, which may be illiquid. Under adverse market conditions, the Series can make temporary defensive investments and may not be able to pursue its objective.

Principal Risks -
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Series' other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. A Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Performance Information -
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return
2Q 2003          28.28%

Lowest Quarter Return
1Q 2001        -26.84%

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns SERIES X	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series X	30.10%	0.60%	0.74%
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deductions for fees, expenses, or taxes)	29.09%	5.30%	3.78%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
SERIES X (Prospectus Summary) | SERIES X
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Series X (Small Cap Growth Series)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Series X seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Series -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 88 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Series X pursues its investment objective by
investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities, which include common and preferred stocks, warrants and securities convertible into common or preferred stocks, of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500 Growth Index.
The Series' benchmark is the Russell 2000 Growth Index, which measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation. Although a universal definition of small-capitalization companies does not exist, for purposes of this fund, the Series generally defines small capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2500 Growth
Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with higher price-to-book ratios and higher forecasted growth values. As of December 31, 2010, the Russell 2500 Growth Index
consisted of securities of companies with capitalizations that ranged from  $ 2 4 million to  $ 9.67 billion.

Security Investors, LLC (the "Investment Manager") uses a combination of a qualitative economic overview approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and
interest rates, along with a quantitative fundamental bottom-up approach in selecting growth stocks. The Investment Manager chooses portfolio securities that it believes are attractively valued with the greatest potential for long-term growth of capital and may invest in a limited number of industries or industry sectors. The Investment Manager identifies the securities of companies that are in the early to middle stages of growth and are valued at a reasonable price. Equity securities considered to have appreciation potential may include securities of smaller and less mature companies which have unique proprietary products or profitable market niches and the potential to grow very rapidly
(including, without limitation, technology companies.)

The Series typically sells a stock if its growth prospects diminish, or if better opportunities become available.

The Series also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the
Series' portfolio, to increase returns or to maintain exposure to the equity markets. The Series may also invest in American Depositary Receipts (" ADRs ") .

The Series may actively trade its investments without regard to the length of time they have been owned by the Series , which results in higher portfolio turnover .

The Series may, from time to time, invest a portion of its assets in technology stocks.

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Certain investment company securities and other securities in which the Series may invest are restricted securities, which may be illiquid. Under adverse market conditions, the Series can make temporary defensive investments and may not be able to pursue its objective.

Risk, Heading	rr_RiskHeading	Principal Risks -
Risk, Narrative	rr_RiskNarrativeTextBlock
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Series' other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. A Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return
2Q 2003          28.28%

Lowest Quarter Return
1Q 2001        -26.84%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
SERIES X (Prospectus Summary) | SERIES X | A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.84%)
SERIES X | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
SERIES X | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,329
Annual Return 2001	rr_AnnualReturn2001	(27.90%)
Annual Return 2002	rr_AnnualReturn2002	(26.50%)
Annual Return 2003	rr_AnnualReturn2003	56.50%
Annual Return 2004	rr_AnnualReturn2004	17.20%
Annual Return 2005	rr_AnnualReturn2005	7.50%
Annual Return 2006	rr_AnnualReturn2006	5.10%
Annual Return 2007	rr_AnnualReturn2007	5.60%
Annual Return 2008	rr_AnnualReturn2008	(47.20%)
Annual Return 2009	rr_AnnualReturn2009	35.20%
Annual Return 2010	rr_AnnualReturn2010	30.10%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series X
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.74%

SERIES Y (Prospectus Summary) | SERIES Y
Series Y (Large Cap Concentrated Growth Series)
Investment Objective -
Series Y seeks long-term growth of capital.

Fees and Expenses of the Series -
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SERIES Y A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SERIES Y A
Management fees	0.75%
Other expenses	0.21%
Total annual fund operating expenses	0.96%

Example.
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES Y A	98	306	531	1,178

Portfolio Turnover.
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 182% of the average value of its portfolio.

Principal Investment Strategies -
Series Y pursues its objective by investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American
Depositary Receipts ADRs, of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell
1000 Growth Index. The Series focuses its investments in a core position of
20-30 common stocks of growth companies which have exhibited consistent above average earnings and/or revenue growth. The Series is non-diversified, which means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund.

Security Investors, LLC (the "Investment Manager") selects what it believes to be premier growth companies as the core position for the Series using a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach. Portfolio holdings will be replaced when one or more of a company's fundamentals have changed and, in the opinion of the Investment Manager, it is no longer a premier growth company. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Series generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell
1000 Growth Index, which is an unmanaged index measuring the performance of the large cap growth segment of the U.S. equity universe and which includes companies with higher price-to-book ratios and higher forecasted growth values.

The Series may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Series'
portfolio, to maintain exposure to the equity markets or to increase returns.
The Series may also invest in ADRs.

The Series may actively trade its investments without regard to the length of time they have been owned by the Series , which results in higher portfolio turnover .

The Series may, from time to time, invest a portion of its assets in technology stocks.

The Series may also invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity.

The Series typically sells a stock if its growth prospects diminish or if better opportunities become available.

Under adverse market conditions, the Series can make temporary defensive investments and may not be able to pursue its objective.

Principal Risks -
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs o r mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Series' other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. A Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Series is considered non-diversified because it invests a large portion of the Series' assets in a small number of issuers. As a result, the Series is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Performance Information -
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return
4Q 2001        21.59%

Lowest Quarter Return
4Q 2008        -20.10%

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns SERIES Y	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series Y	16.65%	(0.26%)	(0.42%)
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)	16.71%	3.75%	0.02%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
SERIES Y (Prospectus Summary) | SERIES Y
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Series Y (Large Cap Concentrated Growth Series)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Series Y seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Series -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 182% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	182.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Series Y pursues its objective by investing, under
normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American
Depositary Receipts ADRs, of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell
1000 Growth Index. The Series focuses its investments in a core position of
20-30 common stocks of growth companies which have exhibited consistent above average earnings and/or revenue growth. The Series is non-diversified, which means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund.

Security Investors, LLC (the "Investment Manager") selects what it believes to be premier growth companies as the core position for the Series using a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach. Portfolio holdings will be replaced when one or more of a company's fundamentals have changed and, in the opinion of the Investment Manager, it is no longer a premier growth company. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Series generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell
1000 Growth Index, which is an unmanaged index measuring the performance of the large cap growth segment of the U.S. equity universe and which includes companies with higher price-to-book ratios and higher forecasted growth values.

The Series may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Series'
portfolio, to maintain exposure to the equity markets or to increase returns.
The Series may also invest in ADRs.

The Series may actively trade its investments without regard to the length of time they have been owned by the Series , which results in higher portfolio turnover .

The Series may, from time to time, invest a portion of its assets in technology stocks.

The Series may also invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity.

The Series typically sells a stock if its growth prospects diminish or if better opportunities become available.

Under adverse market conditions, the Series can make temporary defensive investments and may not be able to pursue its objective.

Risk, Heading	rr_RiskHeading	Principal Risks -
Risk, Narrative	rr_RiskNarrativeTextBlock
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs o r mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Series' other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. A Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Series is considered non-diversified because it invests a large portion of the Series' assets in a small number of issuers. As a result, the Series is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Risk, Lose Money	rr_RiskLoseMoney	he value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Series is considered non-diversified because it invests a large portion of the Series' assets in a small number of issuers. As a result, the Series is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return
4Q 2001        21.59%

Lowest Quarter Return
4Q 2008        -20.10%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
SERIES Y (Prospectus Summary) | SERIES Y | A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.10%)
SERIES Y | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
SERIES Y | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Annual Return 2001	rr_AnnualReturn2001	(9.90%)
Annual Return 2002	rr_AnnualReturn2002	(26.60%)
Annual Return 2003	rr_AnnualReturn2003	17.80%
Annual Return 2004	rr_AnnualReturn2004	11.60%
Annual Return 2005	rr_AnnualReturn2005	11.80%
Annual Return 2006	rr_AnnualReturn2006	7.50%
Annual Return 2007	rr_AnnualReturn2007	(6.20%)
Annual Return 2008	rr_AnnualReturn2008	(37.10%)
Annual Return 2009	rr_AnnualReturn2009	33.30%
Annual Return 2010	rr_AnnualReturn2010	16.70%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series Y
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.26%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.42%)

SERIES Z (Prospectus Summary) | SERIES Z
Series Z (Alpha Opportunity Series)
Investment Objective -
Series Z seeks long-term growth of capital.

Fees and Expenses of the Series -
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SERIES Z A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SERIES Z A
Management fees		1.25%
Other expenses		1.02%
Acquired fund fees and expenses		0.07%
Total annual fund operating expenses		2.34%
Fee waiver (and/or expense reimbursement)	[1]
Total annual fund operating expenses after fee waiver (and/or expense reimbursement)
[1]	The Investment Manager has contractually agreed through April 30, 2012 to waive fees and/or reimburse Series expenses to the extent necessary to limit the ordinary operating expenses (exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of the Series to the annual percentage of 2.35% of average daily net assets of the Series. The Series may have "Total annual operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Series of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

Example.
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES Z A	237	730	1,250	2,676

Portfolio Turnover.
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 768% of the average value of its portfolio.

Principal Investment Strategies -
Series Z pursues its objective by investing, under
normal market conditions, approximately (1) 37.5% of its total assets according to a long/short strategy with an emphasis on securities of domestic issuers managed by Mainstream Investment Advisers, LLC ("Mainstream" and the
"Domestic Long/Short Sub-Portfolio"), the Series' sub-adviser, (2) 37.5% of its total assets, managed directly by Security Investors, LLC (the "Investment
Manager"),according to a long/short strategy with an emphasis on securities of
non-U.S. issuers (the "Global Long/Short Sub-Portfolio"), and (3) 25% of its
total assets, also managed directly by the Investment Manager, in a portfolio of equity securities, equity derivatives and fixed income securities (the "Indexed
Sub-Portfolio") that is intended to closely track the performance of the S&P 500
Composite Stock Price Index (the "S&P 500 Index"), which consists of common stocks representing approximately two-thirds of the total market value of all
U.S. common stocks. Each of Mainstream and the Investment Manager manages its allocation of the Series' assets according to its respective strategy, and its trading decisions are made independently.

"Alpha" in the Series' name refers to the potential for the Series' portfolio to achieve returns that are favorable relative to the amount of risk taken. Of course, there is no guarantee that the Series will achieve its objective of long-term growth of capital, and an investment in the Series involves significant risk.

All daily cash inflows and outflows will be allocated to the Indexed
Sub-Portfolio of the Series. Approximately once a month, the Investment Manager will review the allocations in each of the sub-portfolios. When the Indexed
Sub-Portfolio is greater than 25% or less than 15% of the Series' total assets, the Investment Manager usually will rebalance the Series' portfolio by reallocating the assets among the sub-portfolios so that the Series returns to the target allocation. The Investment Manager will also usually rebalance the
Domestic and Global Long/Short Sub-Portfolios of the Series when the difference between those sub-portfolios is more than 10% of the Series' total assets so that the percentage of the Series' total assets in each of the Domestic and
Global Long/Short Sub-Portfolios returns to approximately 37.5%.

The Series may invest up to 50% of its net assets in foreign securities, in addition to American Depositary Receipts ("ADRs"). ADRs are dollar-denominated receipts issued generally by U.S. banks, which represent the deposit with the bank of a foreign company's securities. ADRs are publicly traded on exchanges or over-the-counter in the United States. Each of the Series' sub-portfolios can invest in foreign securities although the Global Long/Short Sub-Portfolio will invest a larger portion of its assets in foreign securities so that the assets in the Global Long/Short Sub-Portfolio generally will be diversified among investments in a number of different countries throughout the world. The Series may invest in issuers of any size, including small-capitalization issuers.

Certain investment vehicles' securities in which the Series may invest may be illiquid.

The Series actively trades its investments without regard to the length of time they have been owned by the Series, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Series (or each of its sub-portfolios) could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements.
Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Strategies of the Domestic Long/Short   Sub-Portfolio. The Series pursues its
domestic long/short strategy by investing primarily in publicly-traded equity securities, principally common stocks, but to a lesser degree in ("ETFs") and other securities with equity characteristics. If there are an insufficient number of available securities meeting the purchase criteria of Mainstream, the
Series may also hold a portion of its assets in cash and money market instruments, and such holdings may be substantial. Dividend and interest income will be an incidental consideration. The Series may engage in short sales of securities believed to be overvalued.

Mainstream's fundamental investment philosophy rests first upon the belief that it is critical to identify the long term investment themes governing the equity markets. These themes may persist for 15 to 20 years. Next, equity investments that benefit (or suffer) from this strategic investment theme are identified.
Security selection drives overall sector and cash allocation and technical analysis (moving averages, relative strength) is utilized to identify and execute trading strategies. Last, the Strategy mitigates risk through a hedge allocation and sell discipline.

Mainstream also uses bottom-up analysis by evaluating approximately 2,000 actively traded stocks in the marketplace. The bottom-up analysis reviews stock prices in relationship to their stock price moving averages and ranks them by their RSIs. A purchase candidate is identified as a stock that is at fair value or undervalued to the marketplace. A sale candidate is identified as a stock that is expensive or overbought. These action candidates are then grouped by industry. Mainstream prefers that the candidates are concentrated in a particular industry. Mainstream also considers the industry and underlying financial fundamentals of the action candidates. Where the
fundamentals are positive relative to their valuations, the stocks may be purchased. Stocks with high RSIs may be sold. Stocks with high RSIs and deteriorating fundamentals may be sold short.

A top-down evaluation of the stock and bond markets, primarily based on their
RSIs, is also used. A high RSI may indicate that the marketplace is expensive or overbought; conversely, a low RSI may indicate that the marketplace is inexpensive or oversold. Mainstream uses the RSI in combination with an analysis of the short-term outlook for corporate earnings, interest rates, currencies and commodities to determine the overall stock to cash and long stock to short stock allocations.

Mainstream actively manages its portion of the Series' portfolio and will buy and sell securities frequently.

Strategies of the Global Long/Short Sub-Portfolio. The Series pursues a global long/short strategy by holding long (purchasing) foreign and domestic common stocks or convertible stocks of companies which the Investment Manager believes will outperform the market and by selling short those securities believed to be overvalued or expected to underperform the market.

The Investment Manager may also invest a portion of the Series' assets in options, futures contracts and foreign currencies, which may be used to hedge its portion of the Series' portfolio, to increase returns or to maintain exposure to the equity markets. The Investment Manager may engage in short sales of securities believed to be overvalued or expected to underperform the market.
The Investment Manager may also invest in emerging market countries. With respect to investments in foreign securities, there is no limit in the amount that the Global Long/Short Sub-Portfolio may invest in securities issued by companies from emerging markets.

The Investment Manager uses both quantitative and qualitative techniques to identify long and short investment opportunities. The Investment Manager's universe of securities begins with the approximately 5,000 of the largest publicly traded companies globally. Through quantitative screening and fundamental analysis, the Investment Manager narrows the universe of securities to a list of long and short investment opportunities. The Investment Manager then builds a portfolio of securities designed to maximize the absolute returns of the sub-portfolio from the Investment Manager's selection methodology while working to maintain prudent risk controls.

The Investment Manager will consider buying a security that is not currently held in the Global Long/Short Sub-Portfolio when the security candidate has passed through the research process and the Investment Manager believes that there is a potential for upside price movement over the following year with a return to risk ratio that meets its criteria. In the case of a security already held in the Global Long/Short Sub-Portfolio, the Investment Manager will consider adding to the position in the event the security has been unusually weak in the market based on the Investment Manager's analysis and the Investment
Manager continues to believe that the one year price objective is valid. The
Investment Manager will consider selling a security if it believes that the price objective is no longer valid. The Investment Manager may also reduce a position in the Global Long/Short Sub-Portfolio with respect to a security if the position approaches its price objective and the risk/return is deteriorating.

Strategies of the Indexed Sub-Portfolio. With respect to the Indexed
Sub-Portfolio, the Investment Manager seeks investment returns that are similar to those of the S&P 500 Index by primarily investing in equity derivatives, such as futures contracts, options on futures contracts, and equity options. An equity derivative is a financial instrument whose value depends on, or is
"derived" from, the value of an underlying asset or index, such as the S&P 500
Index. Using S&P 500 equity derivatives, the Investment Manager can obtain investment exposure to the S&P 500 Index equal to the net asset value of the
Series that it manages with a fraction of the assets that would be needed to purchase an equivalent amount of equity securities directly. Obtaining magnified investment exposure on a small investment is referred to as "leverage," and it can increase the volatility of the Series' performance. However, because the
Series ultimately is responsible for the entire amount of the investment exposure under an equity derivative, the Investment Manager will manage the remainder of its portion of the Series so that any leverage achieved through equity derivatives is reduced by other investments. While there are a number of ways of offsetting the leverage achieved through equity derivatives, the
Investment Manager generally will do so by investing in fixed income securities in an amount sufficient to meet the Series' obligations under the equity derivatives.

The Investment Manager actively manages the fixed income securities with a view toward enhancing the Series' total return and recouping some of the transaction and financing costs associated with investing in equity derivatives, which are reflected in the operating costs of the Series. The Series' overall portfolio duration for its investments in fixed income securities is normally not expected to exceed one year. The fixed income securities in which the Series may invest include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; corporate debt securities of U.S. issuers, including mortgage backed and other asset-backed securities; and bank certificates of deposit, fixed time deposits and bankers' acceptances.

Although the Investment Manager does not normally invest the Indexed
Sub-Portfolio of the Series' portfolio directly in S&P 500 securities, when equity derivatives appear to be overvalued relative to the S&P 500 Index, the
Series may invest in a "basket" of S&P 500 stocks. The S&P 500 Index is a well known stock market index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.
Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return of the S&P
500 Index itself. The Investment Manager may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests.

Stocks chosen for the Series are not limited to those with any particular weighting in the S&P 500 Index. The Series may also invest in ETFs based on the
S&P 500 Index, such as Standard & Poor's Depositary Receipts.

Principal Risks -
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk. The Series could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Series' other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Emerging Markets Risk. Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. The
Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities , including investments in foreign securities, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. The performance of an investment that seeks to track a benchmark index may not correspond to the benchmark index for any period of time. Such an investment may not duplicate the exact composition of its index. In addition, unlike a fund or other investment, the returns of an index are not reduced by expenses, and therefore, the ability of a Series to match the performance of the index is adversely affected by the costs of buying and selling investments as well as other expenses.

Interest Rate Risk. Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Series' securities, and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Short Sales Risk. Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Series' ability to engage in short selling.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market or that their prices may go down. While a Series' investments in value stocks may limit downside risk over time, a Series may, as a trade-off, produce more modest gains than riskier stock funds.

Performance Information -
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return
3Q 2010          15.79%

Lowest Quarter Return
4Q 2008        -21.68%

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns SERIES Z	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A	Series Z	20.74%	6.54%	9.33%	Jul 7, 2003
S&P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	5.14%	Jul 7, 2003

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
SERIES Z (Prospectus Summary) | SERIES Z
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Series Z (Alpha Opportunity Series)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Series Z seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Series -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses
that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The
Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series'
performance. During the most recent fiscal year, the Series' portfolio turnover rate was 768% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	768.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest  $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Series' operating expenses remain the same.
Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Series Z pursues its objective by investing, under
normal market conditions, approximately (1) 37.5% of its total assets according to a long/short strategy with an emphasis on securities of domestic issuers managed by Mainstream Investment Advisers, LLC ("Mainstream" and the
"Domestic Long/Short Sub-Portfolio"), the Series' sub-adviser, (2) 37.5% of its total assets, managed directly by Security Investors, LLC (the "Investment
Manager"),according to a long/short strategy with an emphasis on securities of
non-U.S. issuers (the "Global Long/Short Sub-Portfolio"), and (3) 25% of its
total assets, also managed directly by the Investment Manager, in a portfolio of equity securities, equity derivatives and fixed income securities (the "Indexed
Sub-Portfolio") that is intended to closely track the performance of the S&P 500
Composite Stock Price Index (the "S&P 500 Index"), which consists of common stocks representing approximately two-thirds of the total market value of all
U.S. common stocks. Each of Mainstream and the Investment Manager manages its allocation of the Series' assets according to its respective strategy, and its trading decisions are made independently.

"Alpha" in the Series' name refers to the potential for the Series' portfolio to achieve returns that are favorable relative to the amount of risk taken. Of course, there is no guarantee that the Series will achieve its objective of long-term growth of capital, and an investment in the Series involves significant risk.

All daily cash inflows and outflows will be allocated to the Indexed
Sub-Portfolio of the Series. Approximately once a month, the Investment Manager will review the allocations in each of the sub-portfolios. When the Indexed
Sub-Portfolio is greater than 25% or less than 15% of the Series' total assets, the Investment Manager usually will rebalance the Series' portfolio by reallocating the assets among the sub-portfolios so that the Series returns to the target allocation. The Investment Manager will also usually rebalance the
Domestic and Global Long/Short Sub-Portfolios of the Series when the difference between those sub-portfolios is more than 10% of the Series' total assets so that the percentage of the Series' total assets in each of the Domestic and
Global Long/Short Sub-Portfolios returns to approximately 37.5%.

The Series may invest up to 50% of its net assets in foreign securities, in addition to American Depositary Receipts ("ADRs"). ADRs are dollar-denominated receipts issued generally by U.S. banks, which represent the deposit with the bank of a foreign company's securities. ADRs are publicly traded on exchanges or over-the-counter in the United States. Each of the Series' sub-portfolios can invest in foreign securities although the Global Long/Short Sub-Portfolio will invest a larger portion of its assets in foreign securities so that the assets in the Global Long/Short Sub-Portfolio generally will be diversified among investments in a number of different countries throughout the world. The Series may invest in issuers of any size, including small-capitalization issuers.

Certain investment vehicles' securities in which the Series may invest may be illiquid.

The Series actively trades its investments without regard to the length of time they have been owned by the Series, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Series (or each of its sub-portfolios) could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements.
Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Strategies of the Domestic Long/Short   Sub-Portfolio. The Series pursues its
domestic long/short strategy by investing primarily in publicly-traded equity securities, principally common stocks, but to a lesser degree in ("ETFs") and other securities with equity characteristics. If there are an insufficient number of available securities meeting the purchase criteria of Mainstream, the
Series may also hold a portion of its assets in cash and money market instruments, and such holdings may be substantial. Dividend and interest income will be an incidental consideration. The Series may engage in short sales of securities believed to be overvalued.

Mainstream's fundamental investment philosophy rests first upon the belief that it is critical to identify the long term investment themes governing the equity markets. These themes may persist for 15 to 20 years. Next, equity investments that benefit (or suffer) from this strategic investment theme are identified.
Security selection drives overall sector and cash allocation and technical analysis (moving averages, relative strength) is utilized to identify and execute trading strategies. Last, the Strategy mitigates risk through a hedge allocation and sell discipline.

Mainstream also uses bottom-up analysis by evaluating approximately 2,000 actively traded stocks in the marketplace. The bottom-up analysis reviews stock prices in relationship to their stock price moving averages and ranks them by their RSIs. A purchase candidate is identified as a stock that is at fair value or undervalued to the marketplace. A sale candidate is identified as a stock that is expensive or overbought. These action candidates are then grouped by industry. Mainstream prefers that the candidates are concentrated in a particular industry. Mainstream also considers the industry and underlying financial fundamentals of the action candidates. Where the
fundamentals are positive relative to their valuations, the stocks may be purchased. Stocks with high RSIs may be sold. Stocks with high RSIs and deteriorating fundamentals may be sold short.

A top-down evaluation of the stock and bond markets, primarily based on their
RSIs, is also used. A high RSI may indicate that the marketplace is expensive or overbought; conversely, a low RSI may indicate that the marketplace is inexpensive or oversold. Mainstream uses the RSI in combination with an analysis of the short-term outlook for corporate earnings, interest rates, currencies and commodities to determine the overall stock to cash and long stock to short stock allocations.

Mainstream actively manages its portion of the Series' portfolio and will buy and sell securities frequently.

Strategies of the Global Long/Short Sub-Portfolio. The Series pursues a global long/short strategy by holding long (purchasing) foreign and domestic common stocks or convertible stocks of companies which the Investment Manager believes will outperform the market and by selling short those securities believed to be overvalued or expected to underperform the market.

The Investment Manager may also invest a portion of the Series' assets in options, futures contracts and foreign currencies, which may be used to hedge its portion of the Series' portfolio, to increase returns or to maintain exposure to the equity markets. The Investment Manager may engage in short sales of securities believed to be overvalued or expected to underperform the market.
The Investment Manager may also invest in emerging market countries. With respect to investments in foreign securities, there is no limit in the amount that the Global Long/Short Sub-Portfolio may invest in securities issued by companies from emerging markets.

The Investment Manager uses both quantitative and qualitative techniques to identify long and short investment opportunities. The Investment Manager's universe of securities begins with the approximately 5,000 of the largest publicly traded companies globally. Through quantitative screening and fundamental analysis, the Investment Manager narrows the universe of securities to a list of long and short investment opportunities. The Investment Manager then builds a portfolio of securities designed to maximize the absolute returns of the sub-portfolio from the Investment Manager's selection methodology while working to maintain prudent risk controls.

The Investment Manager will consider buying a security that is not currently held in the Global Long/Short Sub-Portfolio when the security candidate has passed through the research process and the Investment Manager believes that there is a potential for upside price movement over the following year with a return to risk ratio that meets its criteria. In the case of a security already held in the Global Long/Short Sub-Portfolio, the Investment Manager will consider adding to the position in the event the security has been unusually weak in the market based on the Investment Manager's analysis and the Investment
Manager continues to believe that the one year price objective is valid. The
Investment Manager will consider selling a security if it believes that the price objective is no longer valid. The Investment Manager may also reduce a position in the Global Long/Short Sub-Portfolio with respect to a security if the position approaches its price objective and the risk/return is deteriorating.

Strategies of the Indexed Sub-Portfolio. With respect to the Indexed
Sub-Portfolio, the Investment Manager seeks investment returns that are similar to those of the S&P 500 Index by primarily investing in equity derivatives, such as futures contracts, options on futures contracts, and equity options. An equity derivative is a financial instrument whose value depends on, or is
"derived" from, the value of an underlying asset or index, such as the S&P 500
Index. Using S&P 500 equity derivatives, the Investment Manager can obtain investment exposure to the S&P 500 Index equal to the net asset value of the
Series that it manages with a fraction of the assets that would be needed to purchase an equivalent amount of equity securities directly. Obtaining magnified investment exposure on a small investment is referred to as "leverage," and it can increase the volatility of the Series' performance. However, because the
Series ultimately is responsible for the entire amount of the investment exposure under an equity derivative, the Investment Manager will manage the remainder of its portion of the Series so that any leverage achieved through equity derivatives is reduced by other investments. While there are a number of ways of offsetting the leverage achieved through equity derivatives, the
Investment Manager generally will do so by investing in fixed income securities in an amount sufficient to meet the Series' obligations under the equity derivatives.

The Investment Manager actively manages the fixed income securities with a view toward enhancing the Series' total return and recouping some of the transaction and financing costs associated with investing in equity derivatives, which are reflected in the operating costs of the Series. The Series' overall portfolio duration for its investments in fixed income securities is normally not expected to exceed one year. The fixed income securities in which the Series may invest include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; corporate debt securities of U.S. issuers, including mortgage backed and other asset-backed securities; and bank certificates of deposit, fixed time deposits and bankers' acceptances.

Although the Investment Manager does not normally invest the Indexed
Sub-Portfolio of the Series' portfolio directly in S&P 500 securities, when equity derivatives appear to be overvalued relative to the S&P 500 Index, the
Series may invest in a "basket" of S&P 500 stocks. The S&P 500 Index is a well known stock market index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.
Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return of the S&P
500 Index itself. The Investment Manager may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests.

Stocks chosen for the Series are not limited to those with any particular weighting in the S&P 500 Index. The Series may also invest in ETFs based on the
S&P 500 Index, such as Standard & Poor's Depositary Receipts.

Risk, Heading	rr_RiskHeading	Principal Risks -
Risk, Narrative	rr_RiskNarrativeTextBlock
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk. Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk. The Series could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Series' other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Emerging Markets Risk. Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market.
Common stocks generally represent the riskiest investment in a company. The
Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities , including investments in foreign securities, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. The performance of an investment that seeks to track a benchmark index may not correspond to the benchmark index for any period of time. Such an investment may not duplicate the exact composition of its index. In addition, unlike a fund or other investment, the returns of an index are not reduced by expenses, and therefore, the ability of a Series to match the performance of the index is adversely affected by the costs of buying and selling investments as well as other expenses.

Interest Rate Risk. Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Series' securities, and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk. The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Short Sales Risk. Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Series' ability to engage in short selling.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market or that their prices may go down. While a Series' investments in value stocks may limit downside risk over time, a Series may, as a trade-off, produce more modest gains than riskier stock funds.

Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication
of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Quarter Return
3Q 2010          15.79%

Lowest Quarter Return
4Q 2008        -21.68%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
SERIES Z (Prospectus Summary) | SERIES Z | A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.68%)
SERIES Z | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2003
SERIES Z | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Other expenses	rr_OtherExpensesOverAssets	1.02%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.34%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total annual fund operating expenses after fee waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	237
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	730
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,250
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,676
Annual Return 2004	rr_AnnualReturn2004	12.60%
Annual Return 2005	rr_AnnualReturn2005	6.70%
Annual Return 2006	rr_AnnualReturn2006	13.10%
Annual Return 2007	rr_AnnualReturn2007	18.20%
Annual Return 2008	rr_AnnualReturn2008	(34.80%)
Annual Return 2009	rr_AnnualReturn2009	30.40%
Annual Return 2010	rr_AnnualReturn2010	20.70%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series Z
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2003

[1]	The Investment Manager has contractually agreed through April 30, 2012 to waive fees and/or reimburse Series expenses to the extent necessary to limit the ordinary operating expenses (exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of the Series to the annual percentage of 2.35% of average daily net assets of the Series. The Series may have "Total annual operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Series of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).